AB High Income Fund

Portfolio of Investments

January 31, 2020 (unaudited)

Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 31.1%
Industrial – 23.7%
Basic – 2.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/27 (a)	U.S.$	759	$786,547
CF Industries, Inc.
4.95%, 6/01/43	2,746	2,929,442
5.375%, 3/15/44	2,873	3,235,850
Commercial Metals Co. 4.875%, 5/15/23	3,249	3,400,588
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26	1,285	1,334,562
Eldorado Gold Corp. 9.50%, 6/01/24 (a)	10,719	11,516,920
ERP Iron Ore, LLC 9.039%, 12/31/19 (b) (c) (d) (e) (f) (g)	1,900	1,616,592
Flex Acquisition Co., Inc. 7.875%, 7/15/26 (a)	7,949	8,100,315
FMG Resources (August 2006) Pty Ltd. 4.50%, 9/15/27 (a)	5,475	5,561,741
Freeport-McMoRan, Inc.
5.40%, 11/14/34	2,033	2,102,290
5.45%, 3/15/43	13,355	13,608,121
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23 (a)	4,956	5,088,472
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22 (a)	12,855	13,554,187
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 5/15/26 (a)	EUR	5,940	6,783,973
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18 (b) (c) (d) (f) (h)	U.S.$	16,121	0
Novelis Corp. 5.875%, 9/30/26 (a)	4,196	4,449,520
OCI NV 5.00%, 4/15/23 (a)	EUR	9,800	11,204,474
Olin Corp. 5.625%, 8/01/29	U.S.$	4,345	4,583,611
Peabody Energy Corp. 6.00%, 3/31/22 (a)	1,028	957,113
Sealed Air Corp. 6.875%, 7/15/33 (a)	14,904	17,709,549
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25	1,073	1,334,766
SPCM SA 4.875%, 9/15/25 (a)	3,290	3,410,148
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26	EUR	3,669	4,265,479
8.00%, 10/01/26(a)	U.S.$	2,825	2,959,188
United States Steel Corp.
6.25%, 3/15/26	1,821	1,536,753
6.875%, 8/15/25(i)	3,967	3,572,298
Principal Amount (000)	U.S. $ Value

Valvoline, Inc. 5.50%, 7/15/24	U.S.$	1,738	$1,800,315

137,402,814

Capital Goods – 1.9%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 6/30/27(a) (g)	EUR	5,094	5,746,164
6.50% (6.50% Cash or 7.25% PIK), 6/30/27(a) (g)	U.S.$	5,642	5,827,907
Bombardier, Inc.
6.125%, 1/15/23(a)	1,220	1,205,106
7.50%, 12/01/24-3/15/25(a)	11,779	11,409,526
7.875%, 4/15/27(a)	7,148	6,793,071
Clean Harbors, Inc. 4.875%, 7/15/27 (a)	135	142,159
Cleaver-Brooks, Inc. 7.875%, 3/01/23 (a)	1,889	1,884,578
Colfax Corp. 6.375%, 2/15/26 (a)	1,170	1,267,247
EnerSys 4.375%, 12/15/27 (a)	5,050	5,051,602
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 8/15/26 (a)	5,660	6,060,703
Gates Global LLC/Gates Corp. 6.25%, 1/15/26 (a)	6,532	6,721,072
GFL Environmental, Inc.
5.375%, 3/01/23(a)	6,575	6,715,420
7.00%, 6/01/26(a)	3,382	3,529,851
8.50%, 5/01/27(a)	4,475	4,876,582
Granite US Holdings Corp. 11.00%, 10/01/27 (a)	2,757	2,887,957
Jeld-Wen, Inc. 4.625%, 12/15/25 (a)	1,036	1,061,845
Liberty Tire Recycling LLC 9.50%, 1/15/23 (d) (f) (h)	1,009	1,008,921
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24(a)	5,404	5,573,237
7.25%, 4/15/25(a)	1,524	1,516,450
Moog, Inc. 4.25%, 12/15/27 (a)	2,014	2,070,465
Signature Aviation US Holdings, Inc. 5.375%, 5/01/26 (a)	510	530,399
Terex Corp. 5.625%, 2/01/25 (a)	1,411	1,453,594
TransDigm, Inc.
6.25%, 3/15/26(a)	685	739,872
6.50%, 7/15/24	8,885	9,173,763
Triumph Group, Inc.
6.25%, 9/15/24(a)	721	744,757
7.75%, 8/15/25	7,231	7,074,084
Principal Amount (000)	U.S. $ Value

Trivium Packaging Finance BV
3.75%, 8/15/26(a)	EUR	132	$153,192
5.50%, 8/15/26(a)	U.S.$	750	792,662
8.50%, 8/15/27(a)	3,683	4,061,737

106,073,923

Communications - Media – 3.2%
Altice Financing SA
6.625%, 2/15/23(a)	2,220	2,259,849
7.50%, 5/15/26(a)	15,748	16,895,821
Altice Luxembourg SA 10.50%, 5/15/27 (a)	11,389	13,228,672
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/26 (a)	135	141,783
Clear Channel Communications, Inc. Zero Coupon, 6/15/18-12/15/19(b) (c) (d) (e) (f)	19,315	0
Clear Channel Worldwide Holdings, Inc. 5.125%, 8/15/27 (a)	4,940	5,087,464
CSC Holdings LLC
5.375%, 2/01/28(a)	8,139	8,677,598
7.50%, 4/01/28(a)	4,326	4,916,868
10.875%, 10/15/25(a)	2,150	2,382,771
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(a)	3,011	3,001,510
6.625%, 8/15/27(a) (i)	2,404	2,250,447
DISH DBS Corp.
5.00%, 3/15/23	1,148	1,167,316
5.875%, 11/15/24	8,835	8,942,556
6.75%, 6/01/21	1,332	1,394,438
Gray Television, Inc. 5.125%, 10/15/24 (a)	5,585	5,770,881
iHeartCommunications, Inc.
5.25%, 8/15/27(a)	1,555	1,626,207
6.375%, 5/01/26	758	821,254
8.375%, 5/01/27	1,375	1,496,025
LCPR Senior Secured Financing DAC 6.75%, 10/15/27 (a)	7,715	8,165,437
Liberty Interactive LLC 3.75%, 2/15/30 (j)	2,221	1,554,793
Meredith Corp. 6.875%, 2/01/26	13,214	13,617,502
National CineMedia LLC 5.875%, 4/15/28 (a)	3,387	3,548,991
Netflix, Inc. 4.875%, 4/15/28	4,731	5,057,009
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 3/15/30 (a)	3,403	3,508,208
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25(a)	7,526	7,604,481
Principal Amount (000)	U.S. $ Value

6.875%, 2/15/23(a)	U.S.$	3,250	$3,332,544
Scripps Escrow, Inc. 5.875%, 7/15/27 (a)	3,449	3,621,760
Sinclair Television Group, Inc. 5.50%, 3/01/30 (a)	4,371	4,488,203
Sirius XM Radio, Inc.
5.00%, 8/01/27(a)	1,774	1,864,888
5.50%, 7/01/29(a)	135	145,591
Summer BC Holdco B SARL 5.75%, 10/31/26 (a)	EUR	7,605	8,804,489
TEGNA, Inc.
5.00%, 9/15/29(a)	U.S.$	4,970	5,035,683
5.50%, 9/15/24(a)	719	741,845
Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(a)	3,135	3,133,837
UPC Holding BV 5.50%, 1/15/28 (a)	8,714	9,082,333
UPCB Finance IV Ltd. 5.375%, 1/15/25 (a)	1,880	1,927,485
Virgin Media Finance PLC 5.75%, 1/15/25 (a)	2,690	2,766,773
Virgin Media Receivables Financing Notes I DAC 5.50%, 9/15/24 (a)	GBP	445	603,255
Ziggo Bond Co. BV 5.875%, 1/15/25 (a)	U.S.$	2,088	2,144,386
Ziggo BV
4.875%, 1/15/30(a)	811	836,931
5.50%, 1/15/27(a)	5,062	5,354,266

177,002,150

Communications - Telecommunications – 2.0%
Altice France SA/France 7.375%, 5/01/26 (a)	17,655	18,909,903
C&W Senior Financing DAC 6.875%, 9/15/27 (a)	10,681	11,485,110
CB Idearc, Inc. Zero Coupon, 3/01/21-3/15/23(b) (d) (e) (f)	3,951	0
CB T-Mobile USA, Inc. 6.00%, 3/01/23 (b) (d) (e) (f)	3,547	0
CenturyLink, Inc. Series Y 7.50%, 4/01/24	3,400	3,842,459
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/26 (a)	8,020	8,431,025
DKT Finance ApS 7.00%, 6/17/23 (a)	EUR	3,874	4,506,607
Intelsat Jackson Holdings SA
5.50%, 8/01/23	U.S.$	7,915	6,371,199
9.75%, 7/15/25(a)	7,055	6,009,515
Principal Amount (000)	U.S. $ Value

Intrado Corp. 8.50%, 10/15/25 (a)	U.S.$	2,520	$1,974,631
Level 3 Financing, Inc.
5.25%, 3/15/26	5,865	6,098,406
5.375%, 8/15/22	235	235,922
Nexstar Broadcasting, Inc. 5.625%, 7/15/27 (a)	3,246	3,414,103
Sprint Capital Corp.
6.875%, 11/15/28	5,386	5,480,815
8.75%, 3/15/32	3,509	3,886,186
Sprint Corp.
7.25%, 2/01/28(a)	5,739	5,681,629
7.625%, 2/15/25-3/01/26	3,329	3,480,243
7.875%, 9/15/23	3,072	3,262,503
T-Mobile USA, Inc. 6.00%, 3/01/23	2,547	2,593,802
Telecom Italia Capital SA
7.20%, 7/18/36	7,380	9,127,589
7.721%, 6/04/38	4,995	6,488,318
Zayo Group LLC/Zayo Capital, Inc. 6.375%, 5/15/25	2,500	2,556,822

113,836,787

Consumer Cyclical - Automotive – 1.5%
Allison Transmission, Inc. 5.875%, 6/01/29 (a)	512	559,307
American Axle & Manufacturing, Inc. 6.25%, 4/01/25	3,777	3,865,666
BCD Acquisition, Inc. 9.625%, 9/15/23 (a)	7,770	8,062,787
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26 (a)	5,474	5,084,352
Dana Financing Luxembourg SARL 5.75%, 4/15/25 (a)	656	684,042
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/01/28 (a)	2,019	2,042,398
Exide Technologies
(Exchange Priority)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24(d) (f) (g) (h)	22,539	19,586,116
(First Lien)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24(d) (f) (g) (h)	7,590	5,935,460
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/26 (a)	EUR	3,703	4,017,571
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25(a) (g)	1,336	1,521,725
3.875% (3.875% Cash or 4.625% PIK), 5/15/27(a) (g)	1,742	1,997,964
Meritor, Inc. 6.25%, 2/15/24	U.S.$	3,393	3,476,923
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26(a)	201	215,688
Principal Amount (000)	U.S. $ Value

8.50%, 5/15/27(a)	U.S.$	10,313	$11,086,672
Tenneco, Inc.
5.00%, 7/15/24(a)	EUR	1,600	1,788,127
5.00%, 7/15/26(i)	U.S.$	4,571	4,216,534
Titan International, Inc. 6.50%, 11/30/23	5,307	4,701,032
Truck Hero, Inc. 8.50%, 4/21/24 (a)	6,633	6,893,771

85,736,135

Consumer Cyclical - Entertainment – 0.2%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25	1,036	927,228
5.875%, 11/15/26	6,227	5,422,023
Mattel, Inc. 5.875%, 12/15/27 (a)	4,931	5,188,181
VOC Escrow Ltd. 5.00%, 2/15/28 (a)	1,018	1,057,126

12,594,558

Consumer Cyclical - Other – 2.4%
Adams Homes, Inc. 7.50%, 2/15/25 (a)	1,737	1,789,756
Beazer Homes USA, Inc.
5.875%, 10/15/27	4,131	4,283,458
6.75%, 3/15/25	6,147	6,463,929
Boyd Gaming Corp. 4.75%, 12/01/27 (a)	2,105	2,142,899
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 9/15/27 (a)	5,295	5,675,989
Caesars Entertainment Corp. 5.00%, 10/01/24 (j)	333	643,513
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25 (a)	8,001	8,264,570
Forestar Group, Inc. 8.00%, 4/15/24 (a)	3,410	3,716,761
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30	135	142,979
Installed Building Products, Inc. 5.75%, 2/01/28 (a)	1,588	1,697,186
K. Hovnanian Enterprises, Inc. 10.00%, 7/15/22 (a)	2,531	2,314,849
KB Home
7.00%, 12/15/21	6,936	7,414,817
7.50%, 9/15/22	2,741	3,078,291
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 9/15/26	4,047	4,394,386
Mattamy Group Corp. 5.25%, 12/15/27 (a)	2,540	2,660,092
MGM Resorts International 5.50%, 4/15/27	3,907	4,300,441
Principal Amount (000)	U.S. $ Value

PulteGroup, Inc.
6.00%, 2/15/35	U.S.$	932	$1,071,650
6.375%, 5/15/33	2,695	3,254,254
7.875%, 6/15/32	10,968	14,717,377
Scientific Games International, Inc.
7.00%, 5/15/28(a)	892	943,614
7.25%, 11/15/29(a)	893	958,809
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23(a)	6,743	6,869,402
6.125%, 4/01/25(a)	4,677	4,829,593
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 7/15/26 (a)	5,555	6,045,346
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25 (a)	8,781	8,793,045
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(a)	2,782	3,042,982
5.875%, 6/15/27(a)	3,493	3,896,207
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 4/15/23 (a)	4,950	5,308,875
Twin River Worldwide Holdings, Inc. 6.75%, 6/01/27 (a)	3,793	4,009,739
Wyndham Destinations, Inc. 4.625%, 3/01/30 (a)	4,506	4,624,767
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26 (a)	135	141,539
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/01/25 (a)	2,020	2,115,545
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/29 (a)	3,075	3,183,436

132,790,096

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 1/15/28 (a)	2,800	2,808,856
Golden Nugget, Inc. 6.75%, 10/15/24 (a)	4,858	4,991,668
IRB Holding Corp. 6.75%, 2/15/26 (a)	3,291	3,431,067

11,231,591

Consumer Cyclical - Retailers – 0.9%
JC Penney Corp., Inc.
6.375%, 10/15/36	348	107,818
7.40%, 4/01/37	3,636	1,108,079
L Brands, Inc. 6.875%, 11/01/35	9,800	9,825,173
Principal Amount (000)	U.S. $ Value

Murphy Oil USA, Inc. 5.625%, 5/01/27	U.S.$	503	$540,742
PetSmart, Inc. 7.125%, 3/15/23 (a)	8,139	8,106,514
Rite Aid Corp. 7.50%, 7/01/25 (a)	7,585	7,717,737
Sonic Automotive, Inc. 6.125%, 3/15/27	5,939	6,307,097
Staples, Inc.
7.50%, 4/15/26(a)	4,863	4,984,727
10.75%, 4/15/27(a)	7,395	7,520,276
TPro Acquisition Corp. 11.00%, 10/15/24 (a)	3,486	3,630,829
William Carter Co. (The) 5.625%, 3/15/27 (a)	1,450	1,547,709

51,396,701

Consumer Non-Cyclical – 2.8%
Air Medical Group Holdings, Inc. 6.375%, 5/15/23 (a)	2,655	2,493,871
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, 1/15/27(a)	3,290	3,332,679
4.875%, 2/15/30(a)	2,263	2,322,343
5.75%, 3/15/25	3,596	3,730,819
6.625%, 6/15/24	6,611	6,879,952
Bausch Health Americas, Inc. 8.50%, 1/31/27 (a)	3,828	4,327,175
Bausch Health Cos., Inc.
5.50%, 11/01/25(a)	135	140,169
6.125%, 4/15/25(a)	2,422	2,496,626
7.25%, 5/30/29(a)	1,211	1,361,070
9.00%, 12/15/25(a)	1,937	2,185,206
BCPE Cycle Merger Sub II, Inc. 10.625%, 7/15/27 (a)	4,233	4,362,339
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24(a)	EUR	2,223	2,526,292
4.875%, 1/15/26(a)	U.S.$	3,111	3,205,920
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	5,121	5,223,575
6.625%, 2/15/25(a)	3,740	3,776,164
DaVita, Inc. 5.00%, 5/01/25	5,536	5,668,101
Eagle Holding Co. II LLC 7.75% (7.75% Cash or 8.50% PIK), 5/15/22 (a) (g)	10,714	10,824,380
Envision Healthcare Corp. 8.75%, 10/15/26 (a)	13,296	8,022,026
Hadrian Merger Sub, Inc. 8.50%, 5/01/26 (a)	3,233	3,343,697
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 4/15/25 (a)	2,552	941,457
Principal Amount (000)	U.S. $ Value

MEDNAX, Inc.
5.25%, 12/01/23(a)	U.S.$	315	$322,306
6.25%, 1/15/27(a)	589	600,273
MPH Acquisition Holdings LLC 7.125%, 6/01/24 (a)	5,861	5,694,942
Post Holdings, Inc. 5.50%, 3/01/25-12/15/29(a)	6,087	6,414,251
Radiology Partners, Inc. 9.25%, 2/01/28 (a)	8,979	9,346,434
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/26 (a)	15,964	17,795,967
Spectrum Brands, Inc.
4.00%, 10/01/26(a)	EUR	3,459	4,028,743
5.75%, 7/15/25	U.S.$	598	622,347
Sunshine Mid BV 6.50%, 5/15/26 (a) (i)	EUR	5,784	6,721,736
Synlab Unsecured Bondco PLC 8.25%, 7/01/23(a)	3,869	4,495,839
Tenet Healthcare Corp.
4.875%, 1/01/26(a)	U.S.$	1,551	1,610,580
5.125%, 5/01/25	693	705,368
6.25%, 2/01/27(a)	2,801	2,965,760
6.75%, 6/15/23(i)	9,171	9,948,021
7.00%, 8/01/25	766	795,698
Vizient, Inc. 6.25%, 5/15/27 (a)	1,274	1,376,350
West Street Merger Sub, Inc. 6.375%, 9/01/25 (a)	6,804	6,717,933

157,326,409

Energy – 2.8%
Antero Resources Corp. 5.125%, 12/01/22	1,413	1,218,914
California Resources Corp. 8.00%, 12/15/22 (a)	1,418	480,899
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23(i)	3,636	3,631,445
8.25%, 7/15/25	253	258,128
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20 (j) (k)	14,659	2,931,763
Cheniere Energy Partners LP 4.50%, 10/01/29 (a)	4,922	5,003,241
Comstock Resources Inc. 7.50%, 5/15/25 (a)	2,892	2,281,989
Denbury Resources, Inc.
7.75%, 2/15/24(a)	4,811	3,861,706
9.25%, 3/31/22(a)	2,013	1,768,552
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	8,521	4,228,866
5.70%, 10/15/39	3,966	2,121,699
7.875%, 8/15/25	4,441	3,619,330
Principal Amount (000)	U.S. $ Value

EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22(b) (e) (l)	U.S.$	8,958	$18,575
8.00%, 11/29/24(a) (b) (l)	6,995	179,376
9.388%, 5/01/24(a) (b) (l)	5,019	109,624
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26	2,898	2,765,881
7.75%, 2/01/28	4,524	4,560,518
Global Partners LP/GLP Finance Corp. 7.00%, 8/01/27 (a)	2,652	2,859,417
Gulfport Energy Corp.
6.00%, 10/15/24	2,096	1,174,226
6.375%, 1/15/26	9,247	4,484,916
Hess Midstream Operations LP 5.625%, 2/15/26 (a)	5,376	5,634,101
HighPoint Operating Corp. 7.00%, 10/15/22	1,645	1,560,019
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/25 (a)	5,626	5,106,118
Indigo Natural Resources LLC 6.875%, 2/15/26 (a)	7,610	6,955,389
Ithaca Energy North Sea PLC 9.375%, 7/15/24 (a)	3,759	3,926,969
Nabors Industries Ltd.
7.25%, 1/15/26(a)	1,828	1,826,053
7.50%, 1/15/28(a)	2,586	2,560,690
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23	6,858	6,865,503
Nine Energy Service, Inc. 8.75%, 11/01/23 (a)	3,186	2,688,264
Noble Holding International Ltd.
6.20%, 8/01/40	1,090	372,153
7.75%, 1/15/24	1,270	660,040
7.95%, 4/01/25	2,289	1,095,668
Parkland Fuel Corp. 6.00%, 4/01/26 (a)	3,646	3,848,826
PDC Energy, Inc.
5.75%, 5/15/26	3,847	3,712,829
6.125%, 9/15/24	7,221	7,238,924
QEP Resources, Inc. 5.25%, 5/01/23	4,435	4,257,685
Range Resources Corp.
4.875%, 5/15/25(i)	4,810	3,753,837
5.00%, 3/15/23	600	517,279
5.875%, 7/01/22	275	265,763
Rowan Cos., Inc.
4.875%, 6/01/22	4,965	3,697,311
5.85%, 1/15/44	3,688	1,808,896
SandRidge Energy, Inc.
7.50%, 2/15/23(b) (d) (e) (f)	1,970	0
8.125%, 10/15/22(b) (d) (e) (f)	15,534	0
SM Energy Co.
5.00%, 1/15/24	3,387	3,093,914
5.625%, 6/01/25	2,653	2,386,947
Principal Amount (000)	U.S. $ Value

SRC Energy, Inc. 6.25%, 12/01/25	U.S.$	3,158	$3,185,893
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26	6,830	7,022,353
5.875%, 3/15/28	2,917	3,100,872
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24 (a)	2,450	2,591,805
Transocean Poseidon Ltd. 6.875%, 2/01/27 (a)	1,918	2,025,037
Transocean, Inc.
6.80%, 3/15/38	5,337	3,450,262
7.25%, 11/01/25(a)	2,072	1,929,250
7.50%, 1/15/26(a)	4,613	4,299,153
Valaris PLC 7.75%, 2/01/26	1,912	973,937
Vantage Drilling International
7.125%, 4/01/23(b) (d) (e) (f)	8,325	0
7.50%, 11/01/19(b) (c) (d) (e) (f)	8,860	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23 (a)	13,924	7,334,227
Whiting Petroleum Corp.
6.25%, 4/01/23	545	382,070
6.625%, 1/15/26	2,582	1,454,214

159,141,316

Other Industrial – 0.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/28 (a)	4,917	4,952,881
IAA, Inc. 5.50%, 6/15/27 (a)	1,742	1,852,605
KAR Auction Services, Inc. 5.125%, 6/01/25 (a)	1,257	1,290,953
Laureate Education, Inc. 8.25%, 5/01/25 (a)	3,401	3,656,112
Performance Food Group, Inc. 5.50%, 10/15/27 (a)	2,239	2,364,494

14,117,045

Services – 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(a)	1,699	1,805,202
9.75%, 7/15/27(a)	11,333	12,134,361
Aptim Corp. 7.75%, 6/15/25 (a) (i)	8,303	5,189,181
APX Group, Inc. 7.875%, 12/01/22	5,499	5,604,210
Aramark Services, Inc. 5.00%, 2/01/28 (a)	696	730,955
Carlson Travel, Inc. 6.75%, 12/15/23 (a)	3,434	3,535,851
Principal Amount (000)	U.S. $ Value

Carriage Services, Inc. 6.625%, 6/01/26 (a)	U.S.$	2,900	$3,093,694
eDreams ODIGEO SA 5.50%, 9/01/23 (a)	EUR	3,335	3,833,420
GW B-CR Security Corp. 9.50%, 11/01/27 (a)	U.S.$	8,008	8,546,539
Harsco Corp. 5.75%, 7/31/27 (a)	5,649	5,794,665
Korn Ferry 4.625%, 12/15/27 (a)	3,154	3,166,143
Monitronics International, Inc. Zero Coupon, 4/01/20 (b) (d) (e) (f)	6,914	0
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24(a)	135	141,315
6.25%, 1/15/28(a)	8,518	8,406,951
9.25%, 5/15/23(a)	2,951	3,093,336
Refinitiv US Holdings, Inc. 8.25%, 11/15/26 (a)	5,186	5,792,283
Sabre GLBL, Inc. 5.375%, 4/15/23 (a)	2,044	2,082,817
Team Health Holdings, Inc. 6.375%, 2/01/25 (a)	7,807	4,595,578
Verscend Escrow Corp. 9.75%, 8/15/26 (a)	6,843	7,435,291

84,981,792

Technology – 1.0%
Banff Merger Sub, Inc. 9.75%, 9/01/26 (a)	13,822	14,207,590
CommScope, Inc.
5.50%, 3/01/24(a)	3,688	3,783,854
6.00%, 3/01/26(a)	2,785	2,922,608
8.25%, 3/01/27(a)	5,628	5,780,699
Infor US, Inc. 6.50%, 5/15/22	5,356	5,388,739
IQVIA, Inc. 3.25%, 3/15/25 (a)	EUR	5,672	6,384,889
NCR Corp.
5.75%, 9/01/27(a)	U.S.$	1,558	1,660,929
6.125%, 9/01/29(a)	1,207	1,317,129
Presidio Holdings, Inc.
4.875%, 2/01/27(a)	515	514,845
8.25%, 2/01/28(a)	819	841,291
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24 (a)	5,758	6,101,832
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23(a)	4,891	4,852,180
10.50%, 2/01/24(a) (i)	2,933	2,699,171

56,455,756

Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.6%
Algeco Global Finance PLC 8.00%, 2/15/23 (a)	U.S.$	10,171	$10,143,027
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25(a)	1,519	1,565,193
5.75%, 7/15/27(a)	1,477	1,543,802
Herc Holdings, Inc. 5.50%, 7/15/27 (a)	4,789	5,001,364
Hertz Corp. (The) 5.50%, 10/15/24 (a)	8,232	8,362,629
United Rentals North America, Inc. 6.50%, 12/15/26	135	146,815
XPO Logistics, Inc. 6.75%, 8/15/24 (a)	7,875	8,507,288

35,270,118

1,335,357,191

Financial Institutions – 6.8%
Banking – 3.9%
Alliance Data Systems Corp. 4.75%, 12/15/24 (a)	3,895	3,882,488
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22(a) (m)	EUR	10,200	12,201,147
Series 9
6.50%, 3/05/25(m)	U.S.$	14,000	15,017,446
Banco Santander SA
5.481%, 3/12/20(a) (m)	EUR	800	891,959
6.75%, 4/25/22(a) (m)	8,100	9,971,257
Barclays PLC
7.125%, 6/15/25(m)	GBP	317	480,521
7.25%, 3/15/23(a) (m)	3,808	5,551,459
CaixaBank SA 6.75%, 6/13/24 (a) (m)	EUR	7,000	8,881,072
Citigroup, Inc.
5.95%, 1/30/23(m)	U.S.$	14,778	15,758,963
Series M
6.30%, 5/15/24(m)	7,000	7,597,716
Series V
4.70%, 1/30/25(m)	4,636	4,717,928
Credit Suisse Group AG
6.25%, 12/18/24(a) (m)	7,786	8,590,227
6.375%, 8/21/26(a) (m)	8,766	9,687,055
7.50%, 7/17/23(a) (m)	8,027	8,864,873
Danske Bank A/S Series E 5.875%, 4/06/22 (a) (m)	EUR	10,021	12,044,570
Dresdner Funding Trust I 8.151%, 6/30/31 (a)	U.S.$	816	1,118,212
Goldman Sachs Group, Inc. (The)
Series O
5.30%, 11/10/26(m)	1,173	1,275,686
Principal Amount (000)	U.S. $ Value

Series P
5.00%, 11/10/22(m)	U.S.$	10,561	$10,707,082
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(m)	21,538	23,264,186
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27(m) (n)	6,400	6,402,245
SNS Bank NV Series E 11.25%, 12/31/49 (b) (d) (e) (f) (m)	EUR	1,001	0
Societe Generale SA
8.00%, 9/29/25(a) (i) (m)	U.S.$	10,149	12,171,087
8.00%, 9/29/25(a) (m)	9,258	11,043,641
Standard Chartered PLC
3.28% (LIBOR 3 Month + 1.51%), 1/30/27(a) (m) (n)	3,500	3,187,731
7.50%, 4/02/22(a) (m)	8,455	9,048,133
7.75%, 4/02/23(a) (m)	1,988	2,197,941
UniCredit SpA 9.25%, 6/03/22 (a) (m)	EUR	11,605	15,070,594

219,625,219

Brokerage – 0.3%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18(b) (c) (e)	U.S.$	1,600	20,800
Series G
4.80%, 3/13/14(b) (c) (e)	1,800	23,400
LPL Holdings, Inc. 5.75%, 9/15/25 (a)	9,158	9,554,323
NFP Corp. 8.00%, 7/15/25 (a)	5,501	5,706,327

15,304,850

Finance – 0.8%
CNG Holdings, Inc. 12.50%, 6/15/24 (a)	4,791	4,550,067
Compass Group Diversified Holdings LLC 8.00%, 5/01/26 (a)	5,823	6,335,436
Curo Group Holdings Corp. 8.25%, 9/01/25 (a)	9,139	7,972,931
Enova International, Inc. 8.50%, 9/01/24-9/15/25(a)	8,322	8,249,924
goeasy Ltd. 5.375%, 12/01/24 (a)	3,018	3,109,226
ILFC E-Capital Trust II 4.15% (H15T 30 Year + 1.80%), 12/21/65 (a) (n)	1,500	1,237,967
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/03/26 (a)	2,593	2,728,454
Lincoln Financing SARL 3.625%, 4/01/24 (a)	EUR	1,573	1,780,179
Principal Amount (000)	U.S. $ Value

Navient Corp. 8.00%, 3/25/20	U.S.$	1,069	$1,076,220
SLM Corp. 5.125%, 4/05/22	3,828	3,961,683
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 4/01/23 (a)	6,227	5,814,566

46,816,653

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25(a)	7,504	7,369,176
10.125%, 8/01/26(a)	5,867	6,433,734
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/27 (a)	5,147	5,430,633
ASR Nederland NV 4.625%, 10/19/27 (a) (m)	EUR	5,755	6,898,799
Genworth Holdings, Inc. 7.625%, 9/24/21	U.S.$	3,542	3,742,925
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a) (g)	16,380	15,258,308

45,133,575

Other Finance – 0.4%
Intrum AB
2.75%, 7/15/22(a)	EUR	2,024	2,269,521
3.00%, 9/15/27(a)	3,250	3,547,648
3.50%, 7/15/26(a)	2,834	3,199,757
NVA Holdings, Inc. 6.875%, 4/01/26 (a)	U.S.$	5,622	6,064,733
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25 (a)	7,538	7,795,937

22,877,596

REITS – 0.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/26 (a)	5,461	5,701,075
GEO Group, Inc. (The) 6.00%, 4/15/26	995	884,892
Iron Mountain, Inc.
4.875%, 9/15/27(a)	135	138,891
5.25%, 3/15/28(a)	10,718	11,203,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 2/01/27	4,572	5,084,359
Principal Amount (000)	U.S. $ Value

Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 4/01/27 (a)	U.S.$	10,358	$10,771,469

33,784,186

383,542,079

Utility – 0.6%
Electric – 0.6%
Calpine Corp.
5.125%, 3/15/28(a)	9,807	9,760,101
5.50%, 2/01/24	2,750	2,789,629
NRG Energy, Inc. 6.625%, 1/15/27	135	145,092
Talen Energy Supply LLC
6.50%, 6/01/25	8,459	6,576,034
7.25%, 5/15/27(a)	1,954	2,004,227
10.50%, 1/15/26(a)	5,936	5,273,408
Texas Competitive/TCEH 11.50%, 10/01/20 (b) (d) (e) (f)	2,679	0
Vistra Operations Co. LLC 5.625%, 2/15/27 (a)	7,170	7,439,475

33,987,966

Total Corporates - Non-Investment Grade (cost $1,771,599,082)	1,752,887,236

GOVERNMENTS - TREASURIES – 16.6%
Colombia – 0.6%
Colombian TES
Series B
7.00%, 5/04/22	COP	11,183,200	3,423,498
10.00%, 7/24/24	79,950,000	27,856,731

31,280,229

Indonesia – 2.0%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	146,831,000	11,806,696
Series FR70
8.375%, 3/15/24	88,097,000	6,996,792
Series FR77
8.125%, 5/15/24	609,157,000	48,045,558
Series FR78
8.25%, 5/15/29	575,430,000	46,186,106

113,035,152

Mexico – 0.6%
Mexican Bonos Series M 20 8.50%, 5/31/29	MXN	555,178	33,139,656

Russia – 1.0%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	254,534	4,169,759
Principal Amount (000)	U.S. $ Value

Series 6212
7.05%, 1/19/28	U.S.$	1,270,000	$21,077,382
Series 6217
7.50%, 8/18/21	1,919,448	30,914,408

56,161,549

United States – 12.4%
U.S. Treasury Bonds
6.125%, 11/15/27(o) (p) (q)	63,500	85,476,956
8.00%, 11/15/21(p)	6,600	7,361,063
8.75%, 8/15/20(i)	17,860	18,518,588
U.S. Treasury Notes
1.625%, 8/15/29	80,460	81,239,456
2.375%, 5/15/29(p)	449,200	482,890,000
2.625%, 2/15/29	1,000	1,094,844
3.125%, 11/15/28(q)	21,000	23,812,030

700,392,937

Total Governments - Treasuries (cost $887,013,680)	934,009,523

EMERGING MARKETS - SOVEREIGNS – 10.7%
Angola – 0.4%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,310	1,382,050
8.25%, 5/09/28(a)	4,200	4,526,812
9.50%, 11/12/25(a)	16,192	18,838,380

24,747,242

Argentina – 1.0%
Argentine Republic Government International Bond
5.625%, 1/26/22	4,064	2,001,520
5.875%, 1/11/28	6,571	2,876,866
6.625%, 7/06/28	3,639	1,625,041
6.875%, 1/26/27-1/11/48	81,837	35,865,281
7.50%, 4/22/26	15,084	6,896,216
7.82%, 12/31/33	EUR	8,048	4,744,564
Series NY
3.75%, 12/31/38	U.S.$	2,920	1,226,545

55,236,033

Bahamas – 0.1%
Bahamas Government International Bond 6.00%, 11/21/28 (a)	5,351	6,048,302

Bahrain – 0.4%
Bahrain Government International Bond
5.625%, 9/30/31(a)	1,797	1,909,312
6.75%, 9/20/29(a)	8,215	9,539,669
7.00%, 10/12/28(a)	7,504	8,852,375

20,301,356

Principal Amount (000)	U.S. $ Value

Cameroon – 0.1%
Republic of Cameroon International Bond 9.50%, 11/19/25 (a)	U.S.$	7,229	$8,250,096

Costa Rica – 0.3%
Costa Rica Government International Bond 6.125%, 2/19/31 (a)	17,268	18,341,854

Dominican Republic – 0.8%
Dominican Republic International Bond
5.50%, 1/27/25(a)	1,018	1,088,624
5.95%, 1/25/27(a)	9,637	10,570,584
6.85%, 1/27/45(a)	9,000	10,127,812
6.875%, 1/29/26(a)	652	743,688
7.45%, 4/30/44(a)	5,621	6,720,608
8.625%, 4/20/27(a)	12,151	14,744,479

43,995,795

Ecuador – 0.3%
Ecuador Government International Bond
8.875%, 10/23/27(a)	17,851	15,145,458
10.50%, 3/24/20(a)	1,220	1,220,401
10.75%, 3/28/22(a)	1,393	1,374,717

17,740,576

Egypt – 0.7%
Egypt Government International Bond
6.125%, 1/31/22(a)	22,826	23,924,501
6.20%, 3/01/24(a)	12,299	13,375,163

37,299,664

El Salvador – 0.3%
El Salvador Government International Bond
5.875%, 1/30/25(a)	991	1,060,370
6.375%, 1/18/27(a)	6,513	7,123,594
7.125%, 1/20/50(a)	1,105	1,211,356
7.625%, 9/21/34(a)	872	989,720
7.65%, 6/15/35(a)	263	305,738
7.75%, 1/24/23(a)	3,494	3,860,870
8.625%, 2/28/29(a)	759	932,384

15,484,032

Gabon – 0.6%
Gabon Government International Bond
6.375%, 12/12/24(a)	14,182	15,236,354
6.625%, 2/06/31(a)	12,920	13,000,190
6.95%, 6/16/25(a)	5,600	6,055,000

34,291,544

Principal Amount (000)	U.S. $ Value

Ghana – 0.1%
Ghana Government International Bond 10.75%, 10/14/30 (a)	U.S.$	2,960	$3,781,388

Honduras – 0.3%
Honduras Government International Bond
6.25%, 1/19/27(a)	11,553	12,812,999
7.50%, 3/15/24(a)	4,025	4,502,969
8.75%, 12/16/20(a)	1,870	1,960,578

19,276,546

Iraq – 0.3%
Iraq International Bond
5.80%, 1/15/28(a)	533	512,680
6.752%, 3/09/23(a)	13,445	13,558,442

14,071,122

Ivory Coast – 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25(a)	EUR	588	725,078
5.875%, 10/17/31(a)	4,100	4,802,880
6.375%, 3/03/28(a)	U.S.$	20,691	22,320,416
6.625%, 3/22/48(a)	EUR	1,429	1,613,062

29,461,436

Kenya – 0.6%
Kenya Government International Bond
6.875%, 6/24/24(a)	U.S.$	13,375	14,482,617
7.00%, 5/22/27(a)	4,272	4,533,660
7.25%, 2/28/28(a)	11,786	12,714,148

31,730,425

Lebanon – 0.1%
Lebanon Government International Bond
6.65%, 4/22/24(a)	2,476	925,405
6.85%, 3/23/27(a)	2,181	801,517
Series G
6.60%, 11/27/26(a)	8,942	3,286,185

5,013,107

Mongolia – 0.3%
Mongolia Government International Bond
5.125%, 12/05/22(a)	14,564	14,777,909
10.875%, 4/06/21(a) (i)	2,400	2,588,250

17,366,159

Namibia – 0.2%
Namibia International Bonds 5.25%, 10/29/25 (a)	9,000	9,435,937

Nigeria – 0.7%
Nigeria Government International Bond
Principal Amount (000)	U.S. $ Value

6.375%, 7/12/23(a)	U.S.$	4,303	$4,668,755
6.50%, 11/28/27(a)	2,246	2,308,467
6.75%, 1/28/21(a)	3,327	3,450,723
7.625%, 11/21/25(a)	24,107	27,240,910
7.875%, 2/16/32(a)	2,864	3,002,725

40,671,580

Oman – 0.5%
Oman Government International Bond
4.125%, 1/17/23(a)	11,935	12,184,889
4.75%, 6/15/26(a)	12,837	12,997,462
4.875%, 2/01/25(a)	1,562	1,610,813

26,793,164

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/27 (a)	395	416,231

Senegal – 0.4%
Senegal Government International Bond
6.25%, 5/23/33(a)	11,075	11,798,336
6.75%, 3/13/48(a)	11,674	11,962,202
8.75%, 5/13/21(a)	1,137	1,227,960

24,988,498

Sri Lanka – 0.3%
Sri Lanka Government International Bond
6.125%, 6/03/25(a)	2,800	2,747,500
6.20%, 5/11/27(a)	4,509	4,289,186
6.85%, 3/14/24(a)	6,762	6,943,786
7.85%, 3/14/29(a)	4,696	4,784,716

18,765,188

Turkey – 0.5%
Turkey Government International Bond
3.25%, 3/23/23	12,520	12,379,150
4.875%, 10/09/26	9,100	9,125,594
7.375%, 2/05/25	5,635	6,360,506

27,865,250

Ukraine – 0.7%
Ukraine Government International Bond 7.75%, 9/01/22-9/01/24(a)	35,588	39,346,157

Venezuela – 0.1%
Venezuela Government International Bond
7.65%, 4/21/25(b) (h) (l)	6,636	812,910
9.00%, 5/07/23(b) (h) (l)	538	65,905
9.25%, 9/15/27(b) (e) (l)	34,020	4,167,450
9.25%, 5/07/28(b) (h) (l)	1,500	183,750

5,230,015
Principal Amount (000)	U.S. $ Value

Zambia – 0.1%
Zambia Government International Bond 8.50%, 4/14/24 (a)	U.S.$	7,993	$5,467,712

Total Emerging Markets - Sovereigns (cost $612,267,659)	601,416,409

CORPORATES - INVESTMENT GRADE – 10.1%
Financial Institutions – 6.3%
Banking – 3.5%
ABN AMRO Bank NV Series E 6.25%, 4/27/22 (a)	1,122	1,215,891
Ally Financial, Inc. 8.00%, 11/01/31	8,413	11,826,231
Bank of America Corp.
Series AA
6.10%, 3/17/25(m)	7,966	8,901,208
Series B
8.05%, 6/15/27	11,735	15,417,295
Series X
6.25%, 9/05/24(m)	521	578,923
Series Z
6.50%, 10/23/24(m)	4,009	4,559,963
Barclays Bank PLC 6.86%, 6/15/32 (a) (m)	838	1,032,953
BNP Paribas SA
6.75%, 3/14/22(a) (m)	1,253	1,337,940
7.625%, 3/30/21(a) (m)	1,591	1,673,195
BPCE SA 5.70%, 10/22/23 (a)	241	269,045
Credit Agricole SA
6.50%, 6/23/21(a) (m)	EUR	3,556	4,239,565
8.125%, 12/23/25(a) (m)	U.S.$	13,944	17,011,246
HSBC Holdings PLC Series E 4.75%, 7/04/29 (a) (m)	EUR	24,600	30,996,085
ING Groep NV
6.50%, 4/16/25(m)	U.S.$	1,847	2,031,700
6.875%, 4/16/22(a) (m)	1,142	1,222,221
Intesa Sanpaolo SpA
5.017%, 6/26/24(a)	3,198	3,393,278
5.71%, 1/15/26(a)	860	950,234
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24(m)	7,655	8,007,898
Series HH
4.60%, 2/01/25(m)	5,305	5,410,080
Series V
5.229% (LIBOR 3 Month + 3.32%), 4/01/20(m) (n)	2,638	2,657,124
Lloyds Banking Group PLC
6.413%, 10/01/35(a) (m)	3,709	4,434,698
Principal Amount (000)	U.S. $ Value

6.657%, 5/21/37(a) (m)	U.S.$	1,801	$2,208,062
Nationwide Building Society 4.302%, 3/08/29 (a)	7,440	8,320,910
Nordea Bank Abp 6.625%, 3/26/26 (a) (m)	18,000	20,342,155
PNC Financial Services Group, Inc. (The) Series R 4.85%, 6/01/23 (m)	3,888	4,033,896
Regions Bank/Birmingham AL 6.45%, 6/26/37	5,300	7,240,959
Santander Holdings USA, Inc.
3.244%, 10/05/26(a)	3,493	3,582,589
4.40%, 7/13/27	5,543	6,072,645
Skandinaviska Enskilda Banken AB 5.625%, 5/13/22 (a) (m)	200	208,500
UBS Group AG 7.00%, 2/19/25 (a) (m)	14,430	16,482,629

195,659,118

Insurance – 2.3%
Aegon NV 5.50%, 4/11/48	5,138	5,674,967
Allstate Corp. (The) 6.50%, 5/15/57	10,811	13,786,341
American International Group, Inc. 6.82%, 11/15/37	1,938	2,721,831
Aon Corp. 8.205%, 1/01/27	2,495	3,228,136
Assicurazioni Generali SpA Series E 5.50%, 10/27/47 (a) (i)	EUR	10,305	14,104,332
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 1/23/27	9,800	13,823,803
Centene Corp.
4.25%, 12/15/27(a)	U.S.$	3,104	3,235,730
4.625%, 12/15/29(a)	3,546	3,819,830
5.375%, 8/15/26(a)	135	143,378
Liberty Mutual Group, Inc. 7.80%, 3/15/37 (a)	14,459	19,210,436
MetLife Capital Trust IV 7.875%, 12/15/37 (a)	9,269	12,600,902
MetLife, Inc.
6.40%, 12/15/36	1,679	2,103,905
10.75%, 8/01/39	3,495	5,858,395
Nationwide Mutual Insurance Co.
4.184% (LIBOR 3 Month + 2.29%), 12/15/24(a) (n)	5,000	4,993,445
9.375%, 8/15/39(a)	4,546	8,009,669
Prudential Financial, Inc.
5.20%, 3/15/44	3,080	3,287,010
5.625%, 6/15/43	9,892	10,694,426
Principal Amount (000)	U.S. $ Value

SCOR SE 3.00%, 6/08/46 (a)	EUR	200	$250,209

127,546,745

REITS – 0.5%
Diversified Healthcare Trust 6.75%, 12/15/21	U.S.$	4,500	4,740,750
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30	555	586,016
5.25%, 6/01/25	783	876,751
5.375%, 4/15/26	5,156	5,840,483
5.75%, 6/01/28	431	503,950
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, 8/01/29	2,646	2,767,004
5.00%, 10/15/27	135	142,224
5.50%, 5/01/24	1,696	1,733,159
Sabra Health Care LP 4.80%, 6/01/24	3,800	4,087,231
Service Properties Trust
4.35%, 10/01/24	5,535	5,826,977
4.75%, 10/01/26	2,770	2,935,112
Spirit Realty LP 4.45%, 9/15/26	1,180	1,305,372

31,345,029

354,550,892

Industrial – 3.8%
Basic – 0.5%
Anglo American Capital PLC
4.75%, 4/10/27(a)	4,031	4,488,383
4.875%, 5/14/25(a)	1,287	1,435,996
ArcelorMittal SA
6.75%, 3/01/41	4,782	5,915,398
7.00%, 10/15/39	3,241	4,108,335
Braskem Netherlands Finance BV 4.50%, 1/31/30 (a)	6,558	6,615,312
Glencore Finance Canada Ltd. 6.00%, 11/15/41 (a)	1,464	1,733,395
Glencore Funding LLC 4.625%, 4/29/24 (a)	1,733	1,873,813

26,170,632

Capital Goods – 0.2%
Arconic, Inc. 5.90%, 2/01/27	805	912,280
General Electric Co. Series D 5.00%, 1/21/21 (m)	12,108	12,031,211
Textron Financial Corp. 3.645% (LIBOR 3 Month + 1.74%), 2/15/42 (a) (n)	125	102,459

13,045,950

Principal Amount (000)	U.S. $ Value

Communications - Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 3/15/28	U.S.$	804	$867,732
4.908%, 7/23/25	5,943	6,652,816
5.375%, 5/01/47	2,993	3,443,772

10,964,320

Communications - Telecommunications – 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25(a)	9,260	9,812,557
5.152%, 3/20/28(a)	9,160	9,975,331

19,787,888

Consumer Cyclical - Automotive – 0.3%
General Motors Co.
5.20%, 4/01/45	2,490	2,596,448
6.25%, 10/02/43	852	1,005,477
6.75%, 4/01/46	7,041	8,637,436
ZF North America Capital, Inc. 4.75%, 4/29/25 (a)	6,470	6,911,924

19,151,285

Consumer Cyclical - Entertainment – 0.1%
Silversea Cruise Finance Ltd. 7.25%, 2/01/25 (a)	7,400	7,809,599

Consumer Cyclical - Other – 0.7%
James Hardie International Finance DAC
4.75%, 1/15/25(a)	2,497	2,583,386
5.00%, 1/15/28(a)	2,181	2,279,166
Lennar Corp.
4.75%, 11/29/27	135	149,292
6.625%, 5/01/20	5,393	5,446,695
MDC Holdings, Inc. 6.00%, 1/15/43	11,963	13,319,991
Owens Corning 7.00%, 12/01/36	2,579	3,406,664
Standard Industries, Inc./NJ
4.75%, 1/15/28(a)	79	81,127
6.00%, 10/15/25(a)	3,709	3,857,360
Toll Brothers Finance Corp. 4.875%, 3/15/27	8,180	8,990,891

40,114,572

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 4.78%, 3/25/38	14,840	17,291,087

Energy – 0.5%
AI Candelaria Spain SLU 7.50%, 12/15/28 (a)	6,658	7,631,732
Cenovus Energy, Inc. 6.75%, 11/15/39	373	468,899
Principal Amount (000)	U.S. $ Value

Energy Transfer Operating LP 7.60%, 2/01/24	U.S.$	3,200	$3,726,531
EQT Corp. 3.90%, 10/01/27	6,480	5,136,035
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32	2,969	4,170,302
7.80%, 8/01/31	2,662	3,694,309
Southern Star Central Corp. 5.125%, 7/15/22 (a)	2,100	2,130,900
TransCanada PipeLines Ltd. 4.12% (LIBOR 3 Month + 2.21%), 5/15/67 (n)	2,500	2,180,820

29,139,528

Technology – 0.6%
Dell International LLC/EMC Corp.
6.02%, 6/15/26(a)	7,586	8,855,395
8.35%, 7/15/46(a)	2,793	3,898,647
Seagate HDD Cayman
4.75%, 1/01/25	4,736	5,082,026
4.875%, 6/01/27	9,443	10,188,484
Western Digital Corp. 4.75%, 2/15/26	4,209	4,492,465

32,517,017

215,991,878

Total Corporates - Investment Grade (cost $507,191,283)	570,542,770

BANK LOANS – 7.0%
Industrial – 6.5%
Basic – 0.1%
Nouryon Finance B.V. (aka AkzoNobel) 4.949% (LIBOR 1 Month + 3.25%), 10/01/25(r)	2,901	2,897,836

Capital Goods – 0.8%
Apex Tool Group, LLC 7.145% (LIBOR 1 Month + 5.50%), 8/01/24(r)	16,297	16,066,090
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 4.836% (LIBOR 3 Month + 3.00%), 8/01/25(r)	8,681	8,694,295
BWay Holding Company 5.084% (LIBOR 3 Month + 3.25%), 4/03/24(r)	5,154	5,110,930
Gardner Denver, Inc. 4.395% (LIBOR 1 Month + 2.75%), 7/30/24(r)	3,281	3,285,733
Granite US Holdings Corporation 7.211% (LIBOR 3 Month + 5.25%), 9/30/26(f) (r)	8,450	8,439,260
Principal Amount (000)	U.S. $ Value

Panther BF Aggregator 2 L P 5.160% (LIBOR 1 Month + 3.50%), 4/30/26(r)	U.S.$	2,943	$2,959,545
Transdigm Inc. 4.145% (LIBOR 1 Month + 2.50%), 6/09/23(r)	2,281	2,278,445
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 4.145% (LIBOR 1 Month + 2.50%), 10/23/25(f) (r)	560	558,022

47,392,320

Communications - Media – 0.3%
Clear Channel Outdoor Holdings, Inc. 5.145% (LIBOR 1 Month + 3.50%), 8/21/26(r)	1,766	1,771,286
Diamond Sports Group, LLC 4.910% (LIBOR 1 Month + 3.25%), 8/24/26(r)	1,626	1,623,197
Iheartcommunications Inc 5/01/26(s)	2,690	2,692,018
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 5.781% (LIBOR 1 Month + 4.00%), 5/01/26(r)	2,462	2,464,093
LCPR Loan Financing LLC 6.676% (LIBOR 1 Month + 5.00%), 10/15/26(r)	3,139	3,174,516
Univision Communications Inc. 4.395% (LIBOR 1 Month + 2.75%), 3/15/24(r)	5,500	5,430,590

17,155,700

Communications - Telecommunications – 0.2%
Intelsat Jackson Holdings S.A.
6.432% (LIBOR 6 Month + 4.50%), 1/02/24(r)	556	560,511
6.625%, 1/02/24(r)	933	939,911
West Corporation 5.645% (LIBOR 1 Month + 4.00%), 10/10/24(r)	8,326	7,071,688

8,572,110

Consumer Cyclical - Automotive – 0.0%
Navistar, Inc. 5.170% (LIBOR 1 Month + 3.50%), 11/06/24(r)	2,676	2,677,833

Consumer Cyclical - Entertainment – 0.2%
Motion Acquisition Limited 5.151% (LIBOR 3 Month + 3.25%), 11/12/26(r)	3,463	3,494,584
Principal Amount (000)	U.S. $ Value

Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 4.645% (LIBOR 1 Month + 3.00%), 4/01/24(r)	U.S.$	4,808	$4,812,386

8,306,970

Consumer Cyclical - Other – 0.6%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC) 4.395% (LIBOR 1 Month + 2.75%), 12/23/24(r)	10,435	10,424,316
Playtika Holding Corp. 7.645% (LIBOR 1 Month + 6.00%), 12/10/24(r)	16,772	16,930,663
Scientific Games International, Inc. 4.395% (LIBOR 1 Month + 2.75%), 8/14/24(r)	4,874	4,856,462
Stars Group Holdings B.V. 5.445% (LIBOR 3 Month + 3.50%), 7/10/25(r)	1,772	1,780,636

33,992,077

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby's/Buffalo Wild Wings) 4.384% (LIBOR 1 Month + 2.75%), 2/05/25(r)	5,190	5,197,480
Whatabrands LLC 4.984% (LIBOR 1 Month + 3.25%), 8/02/26(r)	2,175	2,179,276

7,376,756

Consumer Cyclical - Retailers – 0.3%
Bass Pro Group, LLC 6.645% (LIBOR 1 Month + 5.00%), 9/25/24(r)	2,668	2,655,890
PetSmart, Inc. 5.670% (LIBOR 1 Month + 4.00%), 3/11/22(r)	5,506	5,489,125
Serta Simmons Bedding, LLC 9.660% (LIBOR 1 Month + 8.00%), 11/08/24(r)	8,741	2,581,914
Specialty Building Products Holdings, LLC 7.395% (LIBOR 1 Month + 5.75%), 10/01/25(r)	7,418	7,423,752

18,150,681

Consumer Non-Cyclical – 1.6%
Acadia Healthcare Company, Inc. 4.145% (LIBOR 1 Month + 2.50%), 2/16/23(r)	2,394	2,400,028
Air Medical Group Holdings, Inc.
Principal Amount (000)	U.S. $ Value

4.910% (LIBOR 1 Month + 3.25%), 4/28/22(r)	U.S.$	13,204	$12,886,764
5.895% (LIBOR 1 Month + 4.25%), 3/14/25(r)	5,301	5,102,236
Aldevron, L.L.C. 6.195% (LIBOR 3 Month + 4.25%), 10/12/26(f) (r)	4,470	4,509,113
Alphabet Holding Company, Inc. (fka Nature's Bounty) 9.395% (LIBOR 1 Month + 7.75%), 9/26/25(r)	9,497	8,327,437
Arbor Pharmaceuticals, LLC 6.945% (LIBOR 3 Month + 5.00%), 7/05/23(r)	6,529	5,941,697
athenahealth, Inc. 6.401% (LIBOR 3 Month + 4.50%), 2/11/26(r)	11,099	11,126,565
BI-LO, LLC
9.850% (LIBOR 3 Month + 8.00%), 5/31/24(r)	7,005	6,434,370
9.892% (LIBOR 3 Month + 8.00%), 5/31/24(r)	6,886	6,325,576
9.894% (LIBOR 3 Month + 8.00%), 5/31/24(r)	7,219	6,631,235
Froneri International PLC 1/29/28(f) (s)	830	842,450
Mallinckrodt International Finance S.A. 4.695% (LIBOR 3 Month + 2.75%), 9/24/24(r)	5,122	4,277,747
Regionalcare Hospital Partners Holdings, Inc. 5.549% (LIBOR 1 Month + 3.75%), 11/16/25(r)	5,947	5,968,147
U.S. Renal Care, Inc. 6.645% (LIBOR 1 Month + 5.00%), 6/26/26(r)	8,389	8,308,609

89,081,974

Energy – 0.6%
California Resources Corporation 12.025% (LIBOR 1 Month + 10.38%), 12/31/21(r)	13,262	9,189,291
Chesapeake Energy Corporation 9.928% (LIBOR 3 Month + 8.00%), 6/24/24(f) (r)	11,204	11,246,015
CITGO Petroleum Corporation 6.945% (LIBOR 3 Month + 5.00%), 3/28/24(f) (r)	3,123	3,122,590
Triton Solar US Acquisition Co. 7.645% (LIBOR 1 Month + 6.00%), 10/29/24(r)	14,333	12,278,567

35,836,463

Principal Amount (000)	U.S. $ Value

Other Industrial – 0.2%
American Tire Distributors, Inc.
7.928% (LIBOR 3 Month + 6.00%), 9/01/23(e) (r)	U.S.$	1,711	$1,679,079
9.145% (LIBOR 1 Month + 7.50%), 9/02/24(r)	4,544	4,042,178
9.445% (LIBOR 3 Month + 7.50%), 9/02/24(e) (r)	586	521,591
Core & Main LP
4.513% (LIBOR 3 Month + 2.75%), 8/01/24(r)	894	891,301
4.664% (LIBOR 3 Month + 2.75%), 8/01/24(r)	577	575,702
Dealer Tire, LLC 12/12/25(f) (s)	1,640	1,644,100
Rockwood Service Corporation 12/20/26(f) (s)	523	527,725

9,881,676

Services – 0.8%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 5.895% (LIBOR 1 Month + 4.25%), 7/10/26(r)	1,560	1,567,145
Garda World Security Corporation 6.660% (LIBOR 3 Month + 4.75%), 10/30/26(r)	565	567,890
Maverick Purchaser SUB, LLC 1/22/27(s)	1,660	1,662,075
Parexel International Corporation 4.395% (LIBOR 1 Month + 2.75%), 9/27/24(r)	1,287	1,267,280
Pi Lux Finco SARL 8.895% (LIBOR 1 Month + 7.25%), 1/01/26(f) (r)	21,800	21,445,750
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 4.895% (LIBOR 1 Month + 3.25%), 10/01/25(r)	5,580	5,631,910
Team Health Holdings, Inc. 4.395% (LIBOR 1 Month + 2.75%), 2/06/24(r)	4,932	3,933,242
Verscend Holding Corp. 6.145% (LIBOR 1 Month + 4.50%), 8/27/25(r)	7,881	7,908,545

43,983,837

Technology – 0.7%
Avaya Inc. 5.926% (LIBOR 1 Month + 4.25%), 12/15/24(r)	5,223	5,106,787
Principal Amount (000)	U.S. $ Value

Boxer Parent Company Inc. (fka BMC Software, Inc.) 5.895% (LIBOR 1 Month + 4.25%), 10/02/25(r)	U.S.$	8,925	$8,782,779
Pitney Bowes Inc. 1/17/25(s)	6,112	6,073,800
Presidio LLC (fka Presidio, Inc.) 1/15/27(f) (s)	2,166	2,171,415
Solera, LLC (Solera Finance, Inc.) 4.395% (LIBOR 1 Month + 2.75%), 3/03/23(r)	13,547	13,555,722
Veritas US Inc.
6.145% (LIBOR 1 Month + 4.50%), 1/07/23(r)	3,062	2,914,641
6.445% (LIBOR 3 Month + 4.50%), 1/07/23(r)	588	559,924

39,165,068

364,471,301

Financial Institutions – 0.4%
Finance – 0.1%
Ellie Mae, Inc. 5.945% (LIBOR 3 Month + 4.00%), 4/17/26(r)	5,788	5,806,906
Jefferies Finance LLC 5.063% (LIBOR 1 Month + 3.25%), 6/03/26(r)	1,695	1,691,767

7,498,673

Insurance – 0.3%
Hub International Limited 5.903% (LIBOR 3 Month + 4.00%), 4/25/25(r)	6,341	6,384,878
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 5.645% (LIBOR 1 Month + 4.00%), 9/03/26(r)	7,645	7,688,269

14,073,147

21,571,820

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC
5.395% (LIBOR 1 Month + 3.75%), 11/09/26(r)	7,198	7,194,777
5.695% (LIBOR 3 Month + 3.75%), 11/09/26(r)	1,270	1,269,667

8,464,444

Total Bank Loans (cost $408,952,864)	394,507,565
Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.9%
Risk Share Floating Rate – 6.3%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.011% (LIBOR 1 Month + 1.35%), 8/25/28(a) (n)	U.S.$	11,207	$11,221,487
Series 2018-3A, Class M2
4.411% (LIBOR 1 Month + 2.75%), 10/25/28(a) (n)	5,635	5,721,394
Series 2019-3A, Class M1C
3.611% (LIBOR 1 Month + 1.95%), 7/25/29(a) (n)	8,472	8,487,300
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 6.011% (LIBOR 1 Month + 4.35%), 4/25/31 (a) (n)	2,685	2,947,444
Eagle Re Ltd. Series 2018-1, Class M2 4.661% (LIBOR 1 Month + 3.00%), 11/25/28 (a) (n)	1,084	1,097,982
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 3.711% (LIBOR 1 Month + 2.05%), 7/25/49 (a) (n)	893	901,569
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class B
13.161% (LIBOR 1 Month + 11.50%), 1/25/25(n)	16,653	22,480,875
Series 2015-DNA2, Class B
9.211% (LIBOR 1 Month + 7.55%), 12/25/27(n)	16,122	19,294,410
Series 2015-DNA3, Class B
11.011% (LIBOR 1 Month + 9.35%), 4/25/28(n)	7,509	9,670,932
Series 2015-HQ2, Class B
9.611% (LIBOR 1 Month + 7.95%), 5/25/25(n)	290	342,795
Series 2015-HQA1, Class B
10.461% (LIBOR 1 Month + 8.80%), 3/25/28(n)	9,102	11,157,748
Series 2015-HQA2, Class B
12.161% (LIBOR 1 Month + 10.50%), 5/25/28(n)	6,973	9,180,503
Series 2016-DNA2, Class B
12.161% (LIBOR 1 Month + 10.50%), 10/25/28(n)	5,031	6,897,319
Series 2016-DNA3, Class B
12.911% (LIBOR 1 Month + 11.25%), 12/25/28(n)	3,847	5,342,454
Series 2016-DNA4, Class B
10.261% (LIBOR 1 Month + 8.60%), 3/25/29(n)	1,829	2,276,166
Series 2016-HQA1, Class B
Principal Amount (000)	U.S. $ Value

14.411% (LIBOR 1 Month + 12.75%), 9/25/28(n)	U.S.$	2,991	$4,297,730
Series 2016-HQA1, Class M3
8.011% (LIBOR 1 Month + 6.35%), 9/25/28(n)	11,066	12,448,763
Series 2016-HQA2, Class B
13.161% (LIBOR 1 Month + 11.50%), 11/25/28(n)	2,950	4,034,019
Series 2017-HQA2, Class M2
4.311% (LIBOR 1 Month + 2.65%), 12/25/29(n)	5,270	5,442,541
Series 2018-DNA1, Class M2
3.461% (LIBOR 1 Month + 1.80%), 7/25/30(n)	6,805	6,863,652
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C01, Class 1M2
5.961% (LIBOR 1 Month + 4.30%), 2/25/25(n)	6,239	6,677,669
Series 2015-C01, Class 2M2
6.211% (LIBOR 1 Month + 4.55%), 2/25/25(n)	2,324	2,417,493
Series 2015-C02, Class 1M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(n)	3,117	3,329,980
Series 2015-C03, Class 1M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(n)	11,618	12,686,250
Series 2015-C04, Class 1M2
7.361% (LIBOR 1 Month + 5.70%), 4/25/28(n)	8,438	9,371,086
Series 2015-C04, Class 2M2
7.211% (LIBOR 1 Month + 5.55%), 4/25/28(n)	3,911	4,196,144
Series 2016-C01, Class 1B
13.411% (LIBOR 1 Month + 11.75%), 8/25/28(n)	4,037	5,640,540
Series 2016-C01, Class 1M2
8.411% (LIBOR 1 Month + 6.75%), 8/25/28(n)	9,354	10,372,419
Series 2016-C02, Class 1B
13.911% (LIBOR 1 Month + 12.25%), 9/25/28(n)	2,888	4,125,723
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28(n)	18,280	20,127,174
Series 2016-C03, Class 1B
13.411% (LIBOR 1 Month + 11.75%), 10/25/28(n)	7,119	9,958,767
Series 2016-C03, Class 2M2
7.561% (LIBOR 1 Month + 5.90%), 10/25/28(n)	16,825	18,233,810
Series 2016-C04, Class 1B
Principal Amount (000)	U.S. $ Value

11.911% (LIBOR 1 Month + 10.25%), 1/25/29(n)	U.S.$	10,735	$14,187,137
Series 2016-C05, Class 2B
12.411% (LIBOR 1 Month + 10.75%), 1/25/29(n)	11,293	14,829,646
Series 2016-C05, Class 2M2
6.111% (LIBOR 1 Month + 4.45%), 1/25/29(n)	5,232	5,543,926
Series 2016-C06, Class 1B
10.911% (LIBOR 1 Month + 9.25%), 4/25/29(n)	8,507	11,049,756
Series 2016-C07, Class 2B
11.161% (LIBOR 1 Month + 9.50%), 5/25/29(n)	10,037	12,948,811
Series 2018-C01, Class 1B1
5.211% (LIBOR 1 Month + 3.55%), 7/25/30(n)	5,759	6,182,785
Series 2018-C01, Class 1M2
3.911% (LIBOR 1 Month + 2.25%), 7/25/30(n)	11,003	11,221,735
Home Re Ltd. Series 2018-1, Class M2 4.661% (LIBOR 1 Month + 3.00%), 10/25/28 (a) (n)	6,040	6,148,784
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.161% (LIBOR 1 Month + 5.50%), 10/25/25 (h) (n)	7,227	7,904,007
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.911% (LIBOR 1 Month + 5.25%), 11/25/25(h) (n)	4,547	5,105,344
Series 2015-WF1, Class 2M2
7.161% (LIBOR 1 Month + 5.50%), 11/25/25(h) (n)	2,788	3,149,693

355,515,762

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/25/36	2,877	2,342,864
Series 2006-24CB, Class A16
5.75%, 8/25/36	550	447,940
Series 2006-26CB, Class A6
6.25%, 9/25/36	239	186,180
Series 2006-26CB, Class A8
6.25%, 9/25/36	904	703,555
Series 2006-42, Class 1A6
6.00%, 1/25/47	1,171	1,041,062
Series 2006-HY12, Class A5
3.946%, 8/25/36	4,494	4,716,496
Series 2006-J1, Class 1A10
5.50%, 2/25/36	1,200	1,086,261
Series 2006-J5, Class 1A1
Principal Amount (000)	U.S. $ Value

6.50%, 9/25/36	U.S.$	1,021	$867,530
Series 2007-15CB, Class A19
5.75%, 7/25/37	560	495,908
Series 2007-16CB, Class 1A7
6.00%, 8/25/37	622	611,665
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
4.331%, 5/25/47	696	680,758
Series 2007-4, Class 22A1
4.034%, 6/25/47	2,916	2,820,039
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37	584	326,840
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.785%, 9/25/47	702	676,831
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.425%, 3/25/37	518	514,403
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37	1,043	1,054,783
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36	1,268	973,584
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA3, Class A1
3.76%, 6/25/36	637	590,396
Series 2006-FA3, Class A9
6.00%, 7/25/36	980	747,238
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.568%, 9/25/35	2,100	1,868,274
Series 2005-QS14, Class 3A1
6.00%, 9/25/35	1,630	1,583,617
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36	684	543,079
Series 2007-A1, Class A8
6.00%, 3/25/37	969	558,989
Series 2007-A5, Class 2A3
6.00%, 5/25/37	298	252,364
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.568%, 10/25/36	1,854	840,936
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.354%, 12/28/37	2,872	2,776,371

29,307,963

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 2.261% (LIBOR 1 Month + 0.60%), 4/25/37 (n)	2,554	1,059,463
Principal Amount (000)	U.S. $ Value

Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 2.261% (LIBOR 1 Month + 0.60%), 8/25/37 (n)	U.S.$	471	$287,159
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 1.911% (LIBOR 1 Month + 0.25%), 4/25/37 (n)	1,238	505,954
Lehman Mortgage Trust
Series 2007-1, Class 3A1
1.911% (LIBOR 1 Month + 0.25%), 2/25/37(n)	2,864	453,645
Series 2007-1, Class 3A2
5.589% (7.25% - LIBOR 1 Month), 2/25/37(n) (t)	2,876	765,728
Lehman XS Trust Series 2007-16N, Class 2A2 2.511% (LIBOR 1 Month + 0.85%), 9/25/47 (n)	679	677,587
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
1.821% (LIBOR 1 Month + 0.16%), 2/25/37(n)	709	581,158
Series 2007-2, Class 1A3
1.991% (LIBOR 1 Month + 0.33%), 5/25/37(n)	701	679,535

5,010,229

Total Collateralized Mortgage Obligations (cost $343,832,265)	389,833,954

EMERGING MARKETS - TREASURIES – 4.0%
Argentina – 0.0%
Argentine Bonos del Tesoro
15.50%, 10/17/26(e)	ARS	55,682	219,139
18.20%, 10/03/21(e)	195,382	1,120,161

1,339,300

Brazil – 3.7%
Brazil Letras do Tesouro Nacional Zero Coupon, 4/01/20	BRL	749,794	173,928,938
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	132,114	32,323,778

206,252,716

Dominican Republic – 0.1%
Dominican Republic International Bond
12.00%, 1/20/22(a)	DOP	347,740	6,844,105
15.95%, 6/04/21(a)	52,700	1,074,511

7,918,616

Principal Amount (000)	U.S. $ Value

South Africa – 0.2%
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	133,000	$9,125,252

Total Emerging Markets - Treasuries (cost $255,186,308)	224,635,884

EMERGING MARKETS - CORPORATE BONDS – 2.8%
Industrial – 2.5%
Basic – 0.6%
Consolidated Energy Finance SA 6.875%, 6/15/25 (a)	U.S.$	8,033	7,991,816
CSN Resources SA 7.625%, 2/13/23-4/17/26(a)	6,819	7,200,609
First Quantum Minerals Ltd.
7.00%, 2/15/21(a)	365	365,471
7.25%, 5/15/22(a) (i)	7,096	7,105,569
7.25%, 4/01/23(a)	7,452	7,415,132
Vedanta Resources Finance II PLC 8.00%, 4/23/23 (a)	1,827	1,800,533

31,879,130

Capital Goods – 0.0%
Odebrecht Finance Ltd.
4.375%, 4/25/25(a) (b) (l)	537	26,682
5.25%, 6/27/29(a) (b) (l)	9,173	470,116
7.125%, 6/26/42(a) (b) (l)	17,280	826,200

1,322,998

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 1/22/30 (a)	1,071	1,092,977

Communications - Telecommunications – 0.5%
Comunicaciones Celulares SA Via Comcel Trust 6.875%, 2/06/24 (a)	3,473	3,551,794
Digicel Group One Ltd. 8.25%, 12/30/22 (h)	7,246	4,707,706
Digicel Group Two Ltd.
8.25%, 9/30/22(a)	7,887	2,050,620
9.125% (7.125% Cash and 2.00% PIK), 4/01/24(a) (g)	1,150	198,057
Digicel Ltd. 6.00%, 4/15/21 (a)	3,750	2,961,562
Millicom International Cellular SA
6.25%, 3/25/29(a)	2,823	3,119,026
6.625%, 10/15/26(a)	2,501	2,759,319
MTN Mauritius Investments Ltd. 6.50%, 10/13/26 (a)	1,282	1,451,865
Network i2i Ltd. 5.65%, 1/15/25 (a) (m)	1,880	1,873,420
Principal Amount (000)	U.S. $ Value

Sable International Finance Ltd. 5.75%, 9/07/27 (a)	U.S.$	5,930	$6,273,156

28,946,525

Consumer Cyclical - Other – 0.1%
MGM China Holdings Ltd.
5.375%, 5/15/24(a)	1,771	1,818,958
5.875%, 5/15/26(a)	1,895	1,947,155
Wynn Macau Ltd.
4.875%, 10/01/24(a)	1,845	1,859,971
5.50%, 10/01/27(a)	1,100	1,119,934

6,746,018

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/22 (g) (h)	5,142	12,994
K2016470260 South Africa Ltd. 25.00%, 12/31/22 (g) (h)	2,187	1,839

14,833

Consumer Non-Cyclical – 0.7%
BRF GmbH 4.35%, 9/29/26 (a)	1,220	1,244,648
Cosan Ltd. 5.50%, 9/20/29 (a)	2,027	2,165,503
MARB BondCo PLC 6.875%, 1/19/25 (a)	8,489	8,957,727
Minerva Luxembourg SA 6.50%, 9/20/26(a)	9,519	10,116,912
Rede D'or Finance SARL 4.95%, 1/17/28 (a)	2,562	2,699,205
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/24 (d) (f) (g) (h)	2,413	72,627
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26 (a)	8,936	9,810,052
USJ Acucar e Alcool SA 10.50%, 11/09/23 (a) (g)	1,866	1,308,864
Virgolino de Oliveira Finance SA
10.50%, 1/28/18(b) (c) (h)	13,674	410,220
10.875%, 1/13/20(b) (c) (h)	2,500	536,900
11.75%, 2/09/22(b) (h) (l)	13,613	341,512

37,664,170

Energy – 0.4%
Medco Oak Tree Pte Ltd. 7.375%, 5/14/26 (a)	559	575,071
Medco Platinum Road Pte Ltd. 6.75%, 1/30/25 (a)	3,365	3,449,125
Principal Amount (000)	U.S. $ Value

Mongolian Mining Corp./Energy Resources LLC 9.25%, 4/15/24 (a)	U.S.$	3,890	$3,556,977
MV24 Capital BV 6.748%, 6/01/34 (a)	3,130	3,369,662
Petrobras Global Finance BV
5.093%, 1/15/30(a)	2,374	2,607,085
7.375%, 1/17/27	4,123	5,127,641
8.75%, 5/23/26	3,286	4,296,445

22,982,006

Other Industrial – 0.1%
KOC Holding AS 6.50%, 3/11/25 (a)	5,872	6,401,948

Transportation - Airlines – 0.0%
Guanay Finance Ltd. 6.00%, 12/15/20 (a)	1,141	1,150,538

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 2/09/24 (a)	2,510	2,696,964

140,898,107

Utility – 0.3%
Electric – 0.3%
AES El Salvador Trust II 6.75%, 3/28/23 (a)	1,220	1,235,250
AES Gener SA 6.35%, 10/07/79 (a)	2,632	2,747,150
Cemig Geracao e Transmissao SA 9.25%, 12/05/24 (a)	2,550	2,984,297
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 5/03/23 (a)	2,900	3,117,138
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/33 (a)	1,575	1,693,168
Terraform Global Operating LLC 6.125%, 3/01/26 (h)	2,074	2,155,732

13,932,735

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.945% (LIBOR 3 Month + 5.00%), 2/12/23 (a) (n)	86	87,439

Total Emerging Markets - Corporate Bonds (cost $210,510,350)	154,918,281

Company	Shares	U.S. $ Value

COMMON STOCKS – 2.1%
Financials – 0.7%
Consumer Finance – 0.1%
Paysafe Group Ltd.(b) (d) (e) (f)	17,342	$3,287,696

Insurance – 0.6%
Mt. Logan Re Ltd. (Preference Shares)(b) (d) (f) (k)	12,695	12,294,799
Mt. Logan Re Ltd. (Preference Shares) (Series 4)(b) (f) (k)	25,000	24,680,890

36,975,689

40,263,385

Energy – 0.7%
Energy Equipment & Services – 0.5%
Tervita Corp.(b)	4,716,827	26,410,525

Oil, Gas & Consumable Fuels – 0.2%
Battalion Oil Corp.(b)	135	1,488
Berry Petroleum Corp.	745,325	5,105,476
CHC Group LLC(b) (k)	255,317	63,829
Golden Energy Offshore Services AS(b) (e)	3,360,247	1,278,640
K201640219 (South Africa) Ltd. A Shares(b) (d) (e) (f)	64,873,855	65
K201640219 (South Africa) Ltd. B Shares(b) (d) (e) (f)	10,275,684	10
Paragon Offshore Ltd. - Class A(b) (e) (f)	62,040	12,408
Paragon Offshore Ltd. - Class B(b) (e) (f)	93,060	1,395,900
Vantage Drilling Internation(b)	86,646	2,599,380

10,457,196

36,867,721

Consumer Discretionary – 0.2%
Auto Components – 0.2%
ATD New Holdings, Inc.(b) (e) (f)	161,762	3,963,169
Exide Corp.(b) (d) (e) (f)	1,184,991	983,542
Exide Technologies(b) (d) (e) (f)	332,502	275,977
Exide Technologies(d) (f)	3,480,161	2,888,534

8,111,222

Automobiles – 0.0%
Liberty Tire Recycling LLC(b) (d) (e) (f)	12,278	2,001,041

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment Corp.(b)	69,118	944,843

11,057,106

Information Technology – 0.2%
Software – 0.2%
Avaya Holdings Corp.(b)	501,320	6,401,856
Monitronics International, Inc.	128,497	1,156,473
Monitronics International, Inc.(b) (d) (e) (f)	129,032	1,103,224
Company	Shares	U.S. $ Value

$8,661,553

Consumer Staples – 0.1%
Food & Staples Retailing – 0.1%
Southeastern Grocers, Inc. Npv(b) (d) (e) (f)	252,989	8,475,131

Materials – 0.1%
Metals & Mining – 0.1%
BIS Industries Holdings Ltd.(b) (d) (e) (f)	5,004,988	5
Constellium SE(b)	416,189	4,727,907
Neenah Enterprises, Inc.(b) (d) (e) (f)	49,578	0

4,727,912

Communication Services – 0.1%
Media – 0.1%
Clear Channel Outdoor Holdings, Inc.(b)	322,017	879,107
iHeartMedia, Inc. - Class A(b) (e)	163,002	2,881,875

3,760,982

Industrials – 0.0%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (e) (f)	14	0

Construction & Engineering – 0.0%
Willscot Corp.(b)	109,384	2,061,888

2,061,888

Total Common Stocks (cost $171,284,193)	115,875,678

Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.1%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 2/10/36 (a)	U.S.$	5,344	5,742,614
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.525%, 4/10/46 (u)	6,975	254,096
Commercial Mortgage Trust
Series 2012-CR3, Class XA
2.017%, 10/15/45(u)	45,463	1,830,380
Series 2012-CR5, Class XA
1.671%, 12/10/45(u)	9,157	337,585
Series 2013-LC6, Class XA
1.48%, 1/10/46(u)	39,915	1,279,348
Series 2014-CR15, Class XA
1.089%, 2/10/47(u)	8,610	260,076
Series 2014-CR20, Class XA
1.178%, 11/10/47(u)	45,666	1,881,598
Principal Amount (000)	U.S. $ Value

DBUBS Mortgage Trust Series 2011-LC2A, Class D 5.714%, 7/10/44 (a)	U.S.$	2,500	$2,583,746
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.648%, 2/10/46 (u)	3,933	147,902
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.556%, 8/10/44(a)	7,937	8,213,153
Series 2013-GC13, Class D
4.219%, 7/10/46(a)	1,500	1,498,088
Series 2014-GC18, Class D
5.156%, 1/10/47(a)	2,261	1,927,158
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.303%, 6/15/45(a)	5,000	5,119,306
Series 2012-CBX, Class E
5.303%, 6/15/45(a)	6,521	6,351,132
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.766%, 11/15/45(a) (u)	26,102	887,100
Series 2014-C19, Class D
3.25%, 12/15/47(a)	4,130	4,017,031
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.771%, 12/10/45 (a) (u)	3,199	112,457
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.767%, 4/15/45(a)	3,450	3,637,174
Series 2012-C7, Class XA
1.496%, 6/15/45(a) (u)	6,744	156,599
Series 2012-C8, Class E
5.048%, 8/15/45(a)	6,905	7,044,786
Series 2014-C20, Class D
3.986%, 5/15/47(a)	3,701	3,045,276
Series 2014-C21, Class D
3.497%, 8/15/47(a)	4,786	4,272,593
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.396%, 6/15/44 (a)	2,576	2,630,685

63,229,883

Non-Agency Floating Rate CMBS – 0.1%
DBWF Mortgage Trust Series 2018-GLKS, Class E 4.676% (LIBOR 1 Month + 3.02%), 11/19/35 (a) (n)	4,707	4,738,167
Principal Amount (000)	U.S. $ Value

Morgan Stanley Capital I Trust Series 2019-BPR, Class E 6.426% (LIBOR 1 Month + 4.75%), 5/15/36 (a) (n)	U.S.$	1,702	$1,695,586

6,433,753

Total Commercial Mortgage-Backed Securities (cost $66,572,284)	69,663,636

ASSET-BACKED SECURITIES – 0.9%
Other ABS - Fixed Rate – 0.7%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-4, Class PT
8.686%, 5/15/43(h)	3,084	3,002,119
Series 2018-7, Class PT
8.37%, 6/15/43(a)	2,976	2,830,721
Series 2018-12, Class PT
12.73%, 6/15/43(a)	2,330	2,239,113
Series 2019-24, Class PT
10.14%, 8/15/44(a)	2,775	2,653,906
Series 2019-36, Class PT
13.446%, 10/17/44(a)	3,146	3,043,284
Series 2019-43, Class PT
5.682%, 11/15/44(a)	2,486	2,460,045
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 8.88%, 3/16/43 (h)	720	688,944
Marlette Funding Trust Series 2019-1A, Class C 4.42%, 4/16/29 (a)	3,044	3,122,911
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25(d) (f) (h)	5,623	1,298,930
Series 2016-5, Class R
Zero Coupon, 9/25/28(d) (f) (h)	73	1,020,362
Series 2017-2, Class R
Zero Coupon, 2/25/26(d) (f) (h)	45	1,008,968
Series 2017-3, Class R
Zero Coupon, 5/25/26(d) (f) (h)	56	2,016,000
Series 2017-5, Class R1
Zero Coupon, 9/25/26(d) (f) (h)	80	2,800,000
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27 (d) (f) (h)	114	5,661,463
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 5/25/46 (a)	4,633	5,022,203

38,868,969

Principal Amount (000)	U.S. $ Value

Home Equity Loans - Fixed Rate – 0.1%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36	U.S.$	783	$412,285
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/35	2,054	2,056,608
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35	1,295	1,136,358
Series 2006-6, Class AF4
6.121%, 3/25/36	3,519	1,661,939
Series 2006-6, Class AF5
6.241%, 3/25/36	2,847	1,344,533
Series 2006-10, Class AF3
5.985%, 6/25/36	1,421	621,749

7,233,472

Autos - Fixed Rate – 0.1%
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 5/15/26 (a)	6,065	6,257,167
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 6/15/26 (a)	791	830,917

7,088,084

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.638%, 5/25/37	157	155,759

Total Asset-Backed Securities (cost $76,359,436)	53,346,284

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24(a)	2,974	3,487,015
8.375%, 11/07/28(a)	7,879	9,718,254

13,205,269

Brazil – 0.0%
GUSAP III LP 4.25%, 1/21/30 (a)	1,700	1,784,150

Hong Kong – 0.1%
Melco Resorts Finance Ltd.
5.375%, 12/04/29(a)	291	292,364
5.625%, 7/17/27(a)	3,599	3,673,379

3,965,743

Principal Amount (000)	U.S. $ Value

Israel – 0.1%
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25 (a)	U.S.$	5,610	$5,909,377

Mexico – 0.2%
Petroleos Mexicanos
5.95%, 1/28/31(a)	4,061	4,111,763
6.49%, 1/23/27(a)	2,418	2,623,530
6.50%, 1/23/29	1,952	2,076,257
6.84%, 1/23/30(a)	3,614	3,915,769
7.69%, 1/23/50(a)	724	795,386

13,522,705

United States – 0.1%
Citgo Holding, Inc. 9.25%, 8/01/24 (a)	2,595	2,789,013

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/26 (b) (h) (l)	5,000	400,000

Total Quasi-Sovereigns (cost $41,457,559)	41,576,257

Shares

INVESTMENT COMPANIES – 0.7%
Funds and Investment Trusts – 0.7%
iShares JP Morgan USD Emerging Markets Bond ETF(v) (cost $37,132,556)	340,000	39,433,200

PREFERRED STOCKS – 0.3%
Financial Institutions – 0.2%
Banking – 0.1%
GMAC Capital Trust I Series 2 7.695%	51,850	1,381,803
Paysafe Holdings UK Ltd. 0.00% (b) (d) (e) (f)	4,836,879	4,836,879

6,218,682

Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%	102,401	2,910,236

REITS – 0.0%
Hersha Hospitality Trust Series C 6.875%	64,000	1,631,360

10,760,278

Company	Shares	U.S. $ Value

Industrial – 0.1%
Communications - Telecommunications – 0.1%
Centaur Funding Corp. 9.08% (a)	6,280	$6,462,120

Utility – 0.0%
Electric – 0.0%
SCE Trust III Series H 5.75%	54,000	1,344,600

Total Preferred Stocks (cost $18,008,707)	18,566,998

Principal Amount (000)

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 2/15/44 (a)	COP	14,562,910	4,343,324
Fideicomiso PA Costera 6.25%, 1/15/34 (a)	7,580,000	2,471,257
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35 (h)	36,247,335	11,658,500

Total Inflation-Linked Securities (cost $17,930,676)	18,473,081

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	1,200	2,088,000
7.625%, 3/01/40	1,250	2,103,163
7.95%, 3/01/36	2,235	2,245,884
State of Illinois
Series 2010
7.35%, 7/01/35	4,120	5,206,609
Tobacco Settlement Finance Authority
Series 2007A
7.467%, 6/01/47	2,180	2,344,394

Total Local Governments - US Municipal Bonds (cost $11,111,417)	13,988,050

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
Dryden CLO Ltd. Series 2018-57A, Class E 7.11% (LIBOR 3 Month + 5.20%), 5/15/31 (a) (n)	1,741	1,664,922
Dryden Senior Loan Fund Series 2017-49A, Class E 8.119% (LIBOR 3 Month + 6.30%), 7/18/30 (a) (n)	2,424	2,413,562
Principal Amount (000)	U.S. $ Value

OZLM Ltd. Series 2018-22A, Class D 7.136% (LIBOR 3 Month + 5.30%), 1/17/31 (a) (n)	U.S.$	968	$864,117

Total Collateralized Loan Obligations (cost $5,109,940)	4,942,601

Shares

WARRANTS – 0.0%
Amplify Energy Corp., expiring 4/21/20(b) (e)	259,925	26
Avaya Holdings Corp., expiring 12/15/22(b)	385,763	389,621
Encore Automotive Acceptance, expiring 7/05/31(b) (d) (e) (f)	44	0
Flexpath Capital, Inc., expiring 4/15/31(b) (d) (e) (f)	189,795	0
Halcon Res Corp., expiring 10/08/22(b) (d) (e) (f)	815	0
Halcon Res Corp., expiring 10/08/22(b) (d) (e) (f)	652	0
Halcon Res Corp., expiring 10/08/22(b) (d) (e) (f)	1,048	0
iHeartMedia, Inc., expiring 5/01/39(b) (e)	1,797	29,650
SandRidge Energy, Inc., B-CW22, expiring 10/03/22(b) (e)	130,363	15,644
SandRidge Energy, Inc., A-CW22, expiring 10/03/22(b) (e)	302,868	1,363
Willscot Corp., expiring 11/29/22(b) (d) (e) (f)	169,364	1,041,453

Total Warrants (cost $5,331,363)	1,477,757

Principal Amount (000)

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.0%
Argentina – 0.0%
Provincia de Buenos Aires/Government Bonds 43.104% (BADLAR + 3.83%), 5/31/22 (e) (n) (cost $12,547,397)	ARS	200,200	1,335,896

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/20-9/30/21(d) (e) (f)	U.S.$	6,233	942,245
Sheridan Consumer Finance Trust 10.86%, 4/01/20 (d) (e) (f)	142	141,305

Total Whole Loan Trusts (cost $6,375,383)	1,083,550

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Rights – 0.0%
Vistra Energy Corp., expiring 12/31/49(b) (f) (cost $0)	45,881	$43,587

Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Feb 2020; Contracts: 70,650,000; Exercise Rate: 2.07%; Counterparty: Bank of America, NA (b)	USD	70,650,000	22
IRS Swaption Expiration: Feb 2020; Contracts: 70,650,000; Exercise Rate: 2.11%; Counterparty: Bank of America, NA (b)	70,650,000	11
IRS Swaption Expiration: Feb 2020; Contracts: 24,220,000; Exercise Rate: 2.07%; Counterparty: Deutsche Bank AG (b)	24,220,000	8

Total Options Purchased - Puts (premiums paid $821,646)	41

Shares

SHORT-TERM INVESTMENTS – 5.6%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(v) (w) (x) (cost $156,136,986)	156,136,986	156,136,986

Principal Amount (000)

U.S. Treasury Bills – 1.5%
U.S. Treasury Bill Zero Coupon, 2/13/20 (cost $86,313,190)	U.S.$	86,350	86,314,501

Governments - Treasuries – 0.9%
Egypt – 0.5%
Egypt Treasury Bills
Series 273D
Zero Coupon, 4/21/20-7/28/20	EGP	273,125	16,652,298
Series 364D
Zero Coupon, 2/04/20	183,975	11,625,124

28,277,422

Nigeria – 0.3%
Nigeria Treasury Bills Zero Coupon, 4/09/20-9/03/20	NGN	5,517,255	14,281,362

Principal Amount (000)	U.S. $ Value

Pakistan – 0.1%
Pakistan Treasury Bills Zero Coupon, 4/28/20-8/04/20	U.S.$	915,000	$5,657,998

Total Governments - Treasuries (cost $47,630,990)	48,216,782

Time Deposits – 0.4%
BBH, Grand Cayman
0.32%, 2/03/20	GBP	0**	8
0.55%, 2/03/20	NZD	0**	33
0.82%, 2/03/20	CAD	344	260,085
5.10%, 2/03/20	ZAR	10,317	687,392
Citibank, London (0.67)%, 2/03/20	EUR	4,958	5,498,453
Citibank, New York 0.95%, 2/03/20	U.S.$	14,045	14,045,208

Total Time Deposits (cost $20,491,179)	20,491,179

Total Short-Term Investments (cost $310,572,345)	311,159,448

Total Investments – 101.4% (cost $5,777,168,393)(y)	5,713,717,686
Other assets less liabilities – (1.4)%	(76,906,340)

Net Assets – 100.0%	$5,636,811,346

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	9	March 2020	$1,082,883	$(11,656)
U.S. T-Note 10 Yr (CBT) Futures	1,004	March 2020	132,182,875	(1,170,297)

$(1,181,953)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	69,949	IDR	955,638,003	2/27/20	$(873,263)
Barclays Bank PLC	RUB	3,686,103	USD	59,586	3/16/20	2,180,296
Barclays Bank PLC	ZAR	269,860	USD	18,462	4/08/20	635,905
BNP Paribas SA	BRL	14,335	USD	3,537	2/04/20	189,617
BNP Paribas SA	USD	3,357	BRL	14,335	2/04/20	(10,270)
Brown Brothers Harriman & Co.	NOK	21,761	USD	2,457	3/12/20	90,535
Citibank, NA	USD	7,161	IDR	101,108,351	2/27/20	147,734
Citibank, NA	GBP	4,285	USD	5,631	3/13/20	(32,482)
Citibank, NA	BRL	240,070	USD	59,262	4/08/20	3,393,649
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse International	BRL	414,464	USD	101,384	2/04/20	$4,605,438
Credit Suisse International	USD	97,076	BRL	414,464	2/04/20	(296,943)
Goldman Sachs Bank USA	IDR	2,687,967,597	USD	188,352	2/27/20	(5,941,752)
Goldman Sachs Bank USA	USD	7,700	IDR	105,046,611	2/27/20	(107,129)
JPMorgan Chase Bank, NA	MXN	542,438	USD	28,433	3/06/20	(146,651)
JPMorgan Chase Bank, NA	CAD	32,141	USD	24,590	3/27/20	304,555
Morgan Stanley Capital Services LLC	BRL	428,799	USD	100,433	2/04/20	307,213
Morgan Stanley Capital Services LLC	USD	101,937	BRL	428,799	2/04/20	(1,811,381)
Morgan Stanley Capital Services LLC	BRL	428,799	USD	101,813	3/03/20	1,833,411
Morgan Stanley Capital Services LLC	BRL	105,383	USD	25,977	4/08/20	1,452,504
Royal Bank of Scotland PLC	COP	174,689,855	USD	53,429	3/19/20	2,486,508
Standard Chartered Bank	IDR	126,996,946	USD	9,247	2/27/20	67,223
Standard Chartered Bank	USD	6,957	IDR	95,000,000	2/27/20	(90,304)
Standard Chartered Bank	USD	10,834	ZAR	157,621	4/08/20	(422,263)
UBS AG	EUR	223,239	USD	249,696	4/08/20	1,113,688

$9,075,838

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	2.65%	USD	80,991	$(5,670,226)	$(3,593,427)	$(2,076,799)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	1.74	EUR	77,385	(7,092,388)	(6,133,033)	(959,355)
Sale Contracts
Brazilian Government International Bond, 4.250%, 1/07/25, 12/20/24*	1.00	Quarterly	1.04	USD	21,225	(15,618)	(311,296)	295,678
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	5,893	527,345	492,252	35,093
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	3,162	282,940	260,029	22,911
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	7,727	691,404	641,766	49,638
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00%	Quarterly	3.07%	USD	9,057	$810,373	$754,816	$55,557
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	733,017	65,589,991	69,649,028	(4,059,037)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	1.74	EUR	77,386	7,092,476	6,318,845	773,631
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	102,791	14,648,902	14,226,616	422,286
Republic of Turkey, 11.875%, 1/15/30, 12/20/24*	1.00	Quarterly	2.41	USD	5,359	(334,768)	(636,651)	301,883
South Africa Government International Bond, 5.500%, 3/09/20, 12/20/24*	1.00	Quarterly	1.85	USD	21,410	(806,441)	(769,720)	(36,721)

$75,723,990	$80,899,225	$(5,175,235)

* Termination date
CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	40,000	$(2,466,000)	$(4,736,529)	$2,270,529
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	8,746	(540,649)	(1,096,815)	556,166
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	6,122	(378,442)	(770,645)	392,203
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	15,706	(970,893)	(1,987,304)	1,016,411
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	3,714	$(229,587)	$(476,999)	$247,412
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	2,735	(380,074)	(393,517)	13,443
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	1,368	(190,106)	(197,025)	6,919
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	547	(75,787)	(80,777)	4,990
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	1,368	(189,536)	(202,016)	12,480
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	44,000	(6,108,422)	(6,817,498)	709,076
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	7,560	(467,334)	(935,502)	468,168
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	247	(15,269)	(30,765)	15,496
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	0.55	EUR	1,640	202,646	88,851	113,795
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	2,395	(148,051)	(280,051)	132,000
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.39	USD	1,300	183,419	65,033	118,386
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	1.39	USD	1,440	203,172	112,738	90,434
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	113,618	(15,773,364)	(26,311,823)	10,538,459
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	27,329	(1,689,388)	(3,938,714)	2,249,326
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	1,433	$(88,583)	$(183,297)	$94,714
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.97	USD	4,590	284,944	(139,747)	424,691
JPMorgan Securties, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	6,340	(391,918)	(806,839)	414,921

$(29,229,222)	$(49,119,241)	$19,890,019

* Termination date
TOTAL RETURN SWAPS
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)

Receive Total Return on Reference Obligation
Citibank, NA
iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Maturity	EUR	26,407	3/20/20	$272,756

REVERSE REPURCHASE AGREEMENTS
Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at January 31, 2020

Barclays Capital, Inc.†	827	USD	(8.25)%*	-	$826,647
Barclays Capital, Inc.†	2,540	USD	(8.25)%*	-	2,537,672
Barclays Capital, Inc.†	1,361	USD	(0.50)%*	-	1,359,613
Barclays Capital, Inc.†	1,875	USD	(0.25)%*	-	1,874,870
Barclays Capital, Inc.†	1,072	USD	0.00%	-	1,071,956
Barclays Capital, Inc.†	1,733	USD	0.00%	-	1,732,725
Barclays Capital, Inc.†	1,904	USD	0.50%	-	1,904,059
Barclays Capital, Inc.†	1,896	USD	0.75%	-	1,896,237
Barclays Capital, Inc.†	3,700	USD	0.95%	-	3,695,622
Barclays Capital, Inc.†	581	USD	1.00%	-	584,015
Barclays Capital, Inc.†	2,369	USD	1.00%	-	2,375,043
Barclays Capital, Inc.†	4,945	USD	1.00%	-	4,951,606
Barclays Capital, Inc.†	2,338	USD	1.25%	-	2,331,883
Barclays Capital, Inc.†	2,760	USD	1.25%	-	2,760,383
BNP Paribas Americas†	1,483	EUR	(0.55)%*	-	1,642,929
Credit Suisse First Boston†	1,045	USD	(0.50)%*	-	1,043,316
Credit Suisse Securities (USA) LLC†	2,913	EUR	(1.25)%*	-	3,205,383
HSBC Securities (USA) Inc†	17,758	USD	1.61%	-	17,777,185
JPMorgan Chase Bank, NA†	1,421	USD	1.25%	-	1,422,434
Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at January 31, 2020

RBC Capital Markets†	2,130	USD	1.40%	-	$2,143,277

$57,136,855

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2020.
* Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:
	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$ 30,390,092	$ 0	$ 0	$ 0	$ 30,390,092
Governments - Treasuries	17,777,185	0	0	0	17,777,185
Emerging Markets - Sovereigns	2,375,043	0	0	0	2,375,043
Corporates - Investment Grade	1,642,929	0	0	0	1,642,929
Emerging Markets – Corporate Bonds	4,951,606	0	0	0	4,951,606
Total	$ 57,136,855	$ 0	$ 0	$ 0	$ 57,136,855

**				Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $2,355,375,731 or 41.8% of net assets.

(b)				Non-income producing security.
(c)				Defaulted matured security.
(d)				Fair valued by the Adviser.
(e)				Illiquid security.
(f)				Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)				Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2020.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 1.46% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-4, Class PT 8.686%, 5/15/43	3/27/18	$3,101,891	$3,002,119	0.05%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 8.88%, 3/16/43	3/07/18	723,524	688,944	0.01%
Digicel Group One Ltd. 8.25%, 12/30/22	1/14/19	7,987,915	4,707,706	0.08%
Exide Technologies(Exchange Priority) 11.00%, 10/31/24	4/30/15	22,215,559	19,586,116	0.35%
Exide Technologies(First Lien) 11.00%, 10/31/24	4/30/15	6,442,712	5,935,460	0.11%
Fideicomiso PA Pacifico Tres 7.00%, 1/15/35	3/04/16	10,678,158	11,658,500	0.21%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.161%, 10/25/25	9/18/15	7,204,688	7,904,007	0.14%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	1/31/17	5,386,609	12,994	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	1/31/17	2,181,942	1,839	0.00%
Liberty Tire Recycling LLC 9.50%, 1/15/23	1/03/18	1,008,921	1,008,921	0.02%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	5/15/13	12,955,188	0	0.00%
Petroleos de Venezuela SA 6.00%, 11/15/26	4/25/14	3,368,430	400,000	0.01%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 8/25/25	7/28/17	1,806,412	1,298,930	0.02%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 9/25/28	6/23/17	3,881,020	1,020,362	0.02%
SoFi Consumer Loan Program LLC Series 2017-2, Class R Zero Coupon, 2/25/26	6/15/17	3,354,256	1,008,968	0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 5/25/26	5/11/17	6,200,880	2,016,000	0.04%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 9/25/26	9/18/17	8,413,600	2,800,000	0.05%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27	2/01/18	11,354,951	5,661,463	0.10%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	2,074,000	2,155,732	0.04%
Tonon Luxembourg SA 6.50%, 10/31/24	5/03/19	5,767,860	72,627	0.00%
Venezuela Government International Bond 7.65%, 4/21/25	2/16/11	4,606,466	812,910	0.02%
Venezuela Government International Bond 9.00%, 5/07/23	1/30/18	139,880	65,905	0.00%
Venezuela Government International Bond 9.25%, 5/07/28	4/10/14	1,239,174	183,750	0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	10/19/12	8,550,341	410,220	0.01%
Virgolino de Oliveira Finance SA 10.875%, 1/13/20	7/26/12	2,486,550	536,900	0.01%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	7/26/12	11,383,331	341,512	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.911%, 11/25/25	9/06/16	4,564,092	5,105,344	0.09%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.161%, 11/25/25	9/28/15	2,787,834	3,149,693	0.06%
(i)				Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)				Convertible security.
(k)				Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

CHC Group LLC	3/10/17	$18,385,445	$63,829	0.00%
CHC Group LLC/CHC Finance Ltd.Series AI Zero Coupon, 10/01/20	3/10/17	14,641,271	2,931,763	0.05%
Mt. Logan Re Ltd.(Preference Shares)	12/30/14	12,695,000	12,294,799	0.22%
Mt. Logan Re Ltd.(Preference Shares) (Series 4)	4/01/15	25,000,000	24,680,890	0.44%
(l)				Defaulted.
(m)				Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)				Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(o)				Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(p)				Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)				Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(r)				The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2020.
(s)

This position or a portion of this position represents an unsettled loan purchase.  The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.

(t)				Inverse interest only security.
(u)				IO - Interest Only.
(v)

To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)				The rate shown represents the 7-day yield as of period end.
(x)				Affiliated investments.
(y)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $366,223,568 and gross unrealized depreciation of investments was $(406,792,850), resulting in net unrealized depreciation of $(40,569,282).

Currency Abbreviations:
ARS – Argentine Peso
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Colombian Peso
DOP – Dominican Peso
EGP – Egyptian Pound
EUR – Euro
GBP – Great British Pound
IDR – Indonesian Rupiah
MXN – Mexican Peso
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar
ZAR – South African Rand
Glossary:
ABS – Asset-Backed Securities
BADLAR– Argentina Deposit RatesBadlar Private Banks
CBT – Chicago Board of Trade
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
ETF – Exchange Traded Fund
EURIBOR – Euro Interbank Offered Rate
H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity
IRS – Interest Rate Swaption
LIBOR – London Interbank Offered Rates
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN[1] January 31, 2020 (unaudited)
	58.5%	United States
	4.9%	Brazil
	2.5%	United Kingdom
	2.1%	Indonesia
	1.9%	Canada
	1.5%	France
	1.3%	Luxembourg
	1.2%	Netherlands
	1.0%	Spain
	1.0%	Argentina
	1.0%	Russia
	1.0%	Colombia
	1.0%	Italy
	15.7%	Other
	5.4%	Short-Term

	100.0%	Total Investments

[1]

All data are as of January 31, 2020. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 0.9% or less in the following: Angola, Australia, Bahamas, Bahrain, Bermuda, Cameroon, Cayman Islands, Chile, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Germany, Ghana, Honduras, Hong Kong, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Kenya, Lebanon, Macau, Mexico, Mongolia, Namibia, Nigeria, Norway, Oman, Pakistan, Senegal, South Africa, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, Venezuela and Zambia.

AB High Income Fund

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

∙Level 1 - quoted prices in active markets for identical investments

∙Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

∙Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2.If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management's proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade . . . . . . . . . . . . . . .	$-0-	$ 1,724,740,147	$28,147,089#	$1,752,887,236
Governments - Treasuries . . . . . . . . . . . . . . . . . . . . . .	-0-	934,009,523	-0-	934,009,523
Emerging Markets - Sovereigns . . . . . . . . . . . . . . . . . .	-0-	601,416,409	-0-	601,416,409
Corporates - Investment Grade. . . . . . . . . . . . . . . . . . .	-0-	570,542,770	-0-	570,542,770
Bank Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	340,001,125	54,506,440	394,507,565
Collateralized Mortgage Obligations . . . . . . . . . . . . . . .	-0-	389,833,954	-0-	389,833,954
Emerging Markets - Treasuries . . . . . . . . . . . . . . . . . .	-0-	224,635,884	-0-	224,635,884
Emerging Markets - Corporate Bonds . . . . . . . . . . . . . .	-0-	154,845,654	72,627	154,918,281
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . .	51,850,078	2,663,209	61,362,391#	115,875,678
Commercial Mortgage-Backed Securities. . . . . . . . . . . .	-0-	69,663,636	-0-	69,663,636
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . .	-0-	39,540,561	13,805,723	53,346,284
Quasi-Sovereigns . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	41,576,257	-0-	41,576,257
Investment Companies . . . . . . . . . . . . . . . . . . . . . . . .	39,433,200	-0-	-0-	39,433,200
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,267,999	6,462,120	4,836,879	18,566,998
Inflation-Linked Securities . . . . . . . . . . . . . . . . . . . . .	-0-	18,473,081	-0-	18,473,081
Local Governments - US Municipal Bonds. . . . . . . . . . .	-0-	13,988,050	-0-	13,988,050
Collateralized Loan Obligations . . . . . . . . . . . . . . . . . .	-0-	4,942,601	-0-	4,942,601
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	436,304	-0-	1,041,453#	1,477,757
Local Governments - Regional Bonds . . . . . . . . . . . . . .	-0-	1,335,896	-0-	1,335,896
Whole Loan Trusts . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	-0-	1,083,550	1,083,550
Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	-0-	43,587	43,587
Options Purchased - Puts . . . . . . . . . . . . . . . . . . . . . .	-0-	41	-0-	41
Short-Term Investments:
Investment Companies . . . . . . . . . . . . . . . . . . . .	156,136,986	-0-	-0-	156,136,986
U.S. Treasury Bills . . . . . . . . . . . . . . . . . . . . . . .	-0-	86,314,501	-0-	86,314,501
Governments - Treasuries . . . . . . . . . . . . . . . . . .	-0-	48,216,782	-0-	48,216,782
Time Deposits . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	20,491,179	-0-	20,491,179
. . . . . . . . . . . . . . . . . .Total Investments in Securities	255,124,567	5,293,693,380	164,899,739	5,713,717,686
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts . . . . . . . . . . . . .	-0-	18,808,276	-0-	18,808,276
Centrally Cleared Credit Default Swaps. . . . . . . . . . . . .	-0-	89,643,431	-0-	89,643,431
Credit Default Swaps . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	874,181	-0-	874,181
Total Return Swaps . . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	272,756	-0-	272,756
Liabilities
Futures . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,181,953)	-0-	-0-	(1,181,953)
Forward Currency Exchange Contracts . . . . . . . . . . . . .	-0-	(9,732,438)	-0-	(9,732,438)
Centrally Cleared Credit Default Swaps. . . . . . . . . . . . .	-0-	(13,919,441)	-0-	(13,919,441)
Credit Default Swaps . . . . . . . . . . . . . . . . . . . . . . . . .	-0-	(30,103,403)	-0-	(30,103,403)
Reverse Repurchase Agreements . . . . . . . . . . . . . . . . .	(57,136,855)	-0-	-0-	(57,136,855)
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Total	$196,805,759	$ 5,349,536,742	$164,899,739	$5,711,242,240

#The Fund held securities with zero market value at period end.

*Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-			Emerging Markets -
	Investment Grade#		Bank Loans		Corporate Bonds		Common Stocks#
Balance as of 10/31/19""	$32,908,573		$52,206,132		$61,746		$62,796,850
Accrued discounts/
(premiums)"""""".	22,923		13,490		(374,219)		– 0 –
Realized gain (loss)"""..	(18,806,736)		578		– 0 –		– 0 –
Change in unrealized
appreciation/
depreciation""""".	18,311,897		837,708		30,441		9,918,577
Purchases/Payups""""	1,737,154		16,417,795		6,147,942		6,026,722
Sales""""""...........	(6,026,722)		(29,043)		(5,793,283)		(17,377,800)
Transfers into level 3"	– 0 –		– 0 –		– 0 –		– 0 –
Transfers out of level 3..	– 0 –		(14,940,220)		– 0 –		(1,958)
Balance as of 01/31/20""	$28,147,089		$54,506,440		$72,627		$61,362,391
Net change in unrealized
appreciation/depreciation from
investments held as of
01/31/20""""".	$(292,099)		$837,284		$(5,695,233)		$(1,869,448)
	Asset-Backed			Collateralized Loan
	Securities		Preferred Stocks		Obligations		Warrants#
Balance as of 10/31/19""	$50,991,289		$4,967,032		$4,535,367		$663,907
Accrued discounts/
(premiums)"""""".	– 0 –		– 0 –		– 0 –		– 0 –
Realized gain (loss)"""..	634,282		(254)		– 0 –		– 0 –
Change in unrealized
appreciation/
depreciation""""".	(1,268,986)		– 0 –		– 0 –		377,546
Purchases""""	– 0 –		– 0 –		– 0 –		– 0 –
Sales/Paydowns"""""	(934,486)		(129,899)		– 0 –		– 0 –
Transfers into level 3"	– 0 –		– 0 –		– 0 –		– 0 –
Transfers out of level 3..	(35,616,376)		– 0 –		(4,535,367)		– 0 –
Balance as of 01/31/20""	$13,805,723		$4,836,879	$	– 0 –		$1,041,453
Net change in unrealized
appreciation/depreciation from
investments held as of
01/31/20""""".	$(1,268,986)	$	– 0 –	$	– 0 –		$374,540
	Whole Loan Trusts		Rights		Total
Balance as of 10/31/19""	$1,391,396	$	– 0 –		$210,522,292
Accrued discounts/
(premiums)"""""".	– 0 –		– 0 –		(337,806)
Realized gain (loss)"""..	(8,341)		– 0 –		(18,180,471)
Change in unrealized
appreciation/
depreciation""""".	(195,416)		4,129		28,015,896
Purchases/Payups""""	– 0 –		– 0 –		30,329,613
Sales/Paydowns"""""	(104,089)		– 0 –		(30,395,322)
Transfers into level 3"	– 0 –		39,458		39,458
Transfers out of level 3..	– 0 –		– 0 –		(55,093,921)
Balance as of 01/31/20""	$1,083,550		$43,587		$164,899,739	+
Net change in unrealized
appreciation/depreciation from
investments held as of
01/31/20""""".	$(195,416)		$4,129		$(8,105,229)

#The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

+Amounts of $14,940,220, $35,616,376 and $4,535,367 for Bank Loans, Asset-Backed Securities and Collateralized Loan Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

The following presents information about significant unobservable inputs related to the Fund's Level 3 investments at January 31, 2020. Securities priced (i) by third party vendors or (ii) by brokers, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at		Valuation Technique	Unobservable Input	Input
		01/31/20
Corporates - Non-Investment Grade . . . . .		$19,586,116	Discounted Cash Flow	Discount Rate on Future	14.28%
				Cash Flows
		$5,935,460	Discounted Cash Flow	Discount Rate on Future	16.78%
				Cash Flows
		$1,616,592	Recovery Analysis	Collateral Value	$85.10
		$1,008,921	Qualitative Assessment	Par Value	$100.00
	$	- 0 -	Qualitative Assessment		$0.00
	$	- 0 -	Qualitative Assessment		$0.00

		$28,147,089
Common Stocks . . . . . . . . . . . . . . . . . . . .		$24,680,890	Market Approach	NAV Equivalent	$987.24
		$12,294,799	Market Approach	NAV Equivalent	$968.48
		$4,148,053	Market Approach	Enterprise Value	$920.2mm
		$3,287,696	Market Approach	EBITDA* Projection	$530mm
				EBITDA* Multiples	15.2X
		$2,001,041	Market Approach	EBITDA* Projection	$53mm
				EBITDA* Multiples	8.0X
		$1,103,224	Market Approach	10% Haircut to Last
				Traded Price	$8.55
		$5	Qualitative Assessment		$0.00
	$	- 0 -	Qualitative Assessment		$0.00
	$	- 0 -	Qualitative Assessment		$0.00

		$47,515,708
Preferred Stocks . . . . . . . . . . . . . . . . . . . .		$4,836,879	Market Approach	EBITDA* Projection	$530mm
				EBITDA* Multiples	15.2X

		Fair Value at		Valuation Technique	Unobservable Input	Input
			01/31/20
Warrants. . . . . . . . . . . . . . . . . . . . .	. . . . .		$1,041,453	Option Pricing Model	Exercise Price	$6.15
		$	- 0 -	Qualitative Assessment		$0.00

			$1,041,453
Whole Loan Trusts			$773,564	Recovery Analysis	Cumulative Loss	33%
	. . . ..
			$168,681	Recovery Analysis	Cumulative Loss	30%
			$141,305	Discounted Cash Flow	Cash Flow Yield	99.39%

$1,083,550

*Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Par Value, NAV Equivalent, Enterprise Value, EBITDA projections, EBITDA Multiples, Last Traded Price and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows, Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	10/31/19	at Cost	Proceeds	1/31/20	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money
Market Portfolio . . . .	$269,142	$273,814	$386,819	$156,137	$477